UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21987

ALPS VARIABLE INVESTMENT TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Michael Lawlor

ALPS Variable Investment Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 - June 30, 2023

Item 1.	Reports to Stockholders.

(a)

Table of Contents

Disclosure of Fund Expenses	1
Morningstar ETF Asset Allocation Series
Performance Overview	3
Schedules of Investments	10
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	22
ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview	32
Schedule of Investments	35
Statement of Assets and Liabilities	36
Statement of Operations	37
Statements of Changes in Net Assets	38
Financial Highlights	39
ALPS Global Opportunity Portfolio
Performance Overview	41
Schedule of Investments	45
Statement of Assets and Liabilities	47
Statement of Operations	48
Statements of Changes in Net Assets	49
Financial Highlights	50
Notes to Financial Statements	52
Additional Information	62
Approval of Investment Advisory & Sub-Advisory Agreements	64
Liquidity Risk Management Program	70

alpsfunds.com

ALPS Variable Investment Trust

Disclosure of Fund Expenses	June 30, 2023 (Unaudited)

Examples. As a shareholder of one or more portfolios listed on the following pages, (each a “Portfolio” and collectively, the “Portfolios”) you incur only one of two potential types of costs. You do not incur transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution (12b-1) and shareholder service fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2023 and held through June 30, 2023.

Actual Expenses. The first line under each Portfolio of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under each Portfolio of the table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each Portfolio of the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolio's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table below are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Net Expense Ratio(1)	Expenses Paid During Period January 1, 2023 - June 30, 2023(2)
Morningstar Conservative ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,036.60	0.53%	$ 2.68
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.17	0.53%	$ 2.66
Class II
Actual Fund Return	$ 1,000.00	$ 1,035.70	0.78%	$ 3.94
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,020.93	0.78%	$ 3.91
Morningstar Income and Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,054.80	0.53%	$ 2.70
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.17	0.53%	$ 2.66
Class II
Actual Fund Return	$ 1,000.00	$ 1,053.30	0.78%	$ 3.97
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,020.93	0.78%	$ 3.91
Morningstar Balanced ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,066.50	0.52%	$ 2.66
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.22	0.52%	$ 2.61
Class II
Actual Fund Return	$ 1,000.00	$ 1,065.50	0.77%	$ 3.94
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,020.98	0.77%	$ 3.86
Morningstar Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,082.00	0.52%	$ 2.68
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.22	0.52%	$ 2.61
Class II
Actual Fund Return	$ 1,000.00	$ 1,080.90	0.77%	$ 3.97
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,020.98	0.77%	$ 3.86

1 | June 30, 2023

ALPS Variable Investment Trust

Disclosure of Fund Expenses (continued)	June 30, 2023 (Unaudited)

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Net Expense Ratio(1)	Expenses Paid During Period January 1, 2023 - June 30, 2023(2)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,089.50	0.53%	$ 2.75
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.17	0.53%	$ 2.66
Class II
Actual Fund Return	$ 1,000.00	$ 1,089.10	0.78%	$ 4.04
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,020.93	0.78%	$ 3.91
ALPS | Alerian Energy Infrastructure Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,053.40	0.95%	$ 4.84
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,020.08	0.95%	$ 4.76
Class III
Actual Fund Return	$ 1,000.00	$ 1,052.50	1.30%	$ 6.62
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,018.35	1.30%	$ 6.51
ALPS Global Opportunity Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,118.90	1.10%	$ 5.78
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,019.34	1.10%	$ 5.51
Class III
Actual Fund Return	$ 1,000.00	$ 1,117.10	1.45%	$ 7.61
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,017.60	1.45%	$ 7.25

(l)	Annualized based on the Portfolios' expenses from January 1, 2023 through June 30, 2023.
(2)	Expenses are equal to the Portfolios' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

NOTE ON FEES

If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”) or a participant in a qualified plan, you may also incur fees associated with the Contract you purchase or the qualified plan, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in a Portfolio is presented in the prospectus for your Contract or disclosure documents for the plan through which the Portfolio’s shares are offered to you.

2 | June 30, 2023

2 | June 30, 2023

Morningstar ETF Asset Allocation Series

Performance Overview	June 30, 2023 (Unaudited)

Investment Objectives

The Morningstar Conservative ETF Asset Allocation Portfolio seeks to provide investors with current income and preservation of capital.

The Morningstar Income and Growth ETF Asset Allocation Portfolio seeks to provide investors with current income and capital appreciation.

The Morningstar Balanced ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation and some current income.

The Morningstar Growth ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation.

The Morningstar Aggressive Growth ETF Asset Allocation Portfolio seeks to provide investors with capital appreciation.

Economic & Market Overview

Investor's optimism outweighed any fear of a recession during the first six months of 2023 as a narrow basket of stocks boosted equity index returns. In 2022, the global markets sold off hard in an attempt to correct the imbalances and excesses that accumulated during the COVID pandemic in March of 2020 through 2021. In 2022, the Fed started battling inflation by raising interest rates which caused many assets to deflate, especially overvalued growth stocks which suffered higher losses than value stocks. In the first half of 2023, we've seen a rotation out of cyclical equity exposures and into primarily seven mega cap growth stocks which we will call “the G7". The G7 are comprised of Apple, Microsoft, Amazon, NVIDIA, Alphabet, Tesla, and Meta and collectively have a combined market cap that is larger than the GDP of every country except the U.S. and China, according to Direct and Bloomberg as of June 30, 2023. The G7 stocks share many fundamental characteristics such as size, style, stretched valuations, and potential winners within artificial intelligence, "AI". As the G7's market cap has exploded higher, so too has their weight in many popular market indexes.

As of June 30th, 2023, the G7 represented almost 28% of the S&P 500 index and 55% of the NASDAQ 100 index according to Direct. High concentration reduces diversification and can increase the risk of larger drawdowns in the event of market corrections. However, the added concentration risk can also increase returns which has been the case during the first half of 2023. As an example, the S&P 500 index returned 8.7% during the 2nd quarter and 16.9% in the year-to-date "YTD" period ending June 30th, 2023. The G7 stocks contributed 65% of the S&P 500 index's quarterly return and 73% of the YTD return. For reference, the S&P 500 equal weighted index returned 4.0% in the 2nd quarter and 7.0% in the YTD period which is much lower than the cap weighted method. We believe that high market concentration is a hidden risk that should be carefully monitored and actively managed when allocating assets across client portfolios.

The U.S. growth versus value gap widened further, as represented by the Russell 3000 Growth and Value indexes, with growth returning 12.5% and value only 4% during the 2nd quarter and 28.1% and 5.0% respectively in the YTD period. U.S. large cap stocks outpaced small cap stocks by 4.7% during the 2nd quarter and 11.3% YTD, as represented by the Russell Top 200 and Russell 2000 indexes.

The U.S. dollar appreciated during the 2nd quarter and YTD period which reduced the returns on international assets. The Morningstar DM ex US index of foreign developed-market stocks gained 2.9% in the 2nd quarter and 10.4 in the YTD period. The Morningstar EM index of emerging market stocks added 1.6% in the 2nd quarter and 5.2% in the YTD period as China disappointed investor's expectations for a post-COVID reopening rally.

After the global bond rout in 2022, investors continued to be cautious during the 2nd quarter by favoring the front end of the yield curve which remained inverted throughout the first half of 2023. Interest rates continued to increase during the 2nd quarter which depressed bond returns. U.S. Government bonds lost more than corporate bonds during the 2nd quarter. U.S. Long Government Bonds, as represented by the Bloomberg U.S. Government Long index, lost 2.3% in the 2nd quarter while the Bloomberg U.S. Aggregate Bond index lost 0.8%. High Yield and emerging market bonds performed the best during the 2nd quarter as represented by the Bloomberg U.S. Corporate High Yield index and JPM GBI-EM Diversified index which returned 1.7% and 2.5% respectively. Commodities continued to show weakness in the 2nd quarter as the Fed raised interest rates in an attempt to battle inflation. The Bloomberg Commodity index lost 2.6% in the 2nd quarter and 7.8% in the YTD period with energy, the largest component, weighing heavily on returns.

3 | June 30, 2023

Morningstar ETF Asset Allocation Series
Performance Overview (continued)	June 30, 2023 (Unaudited)

Portfolio Positioning

The Morningstar ETF Allocation portfolios were last reallocated in March 2023. The portfolios continue to offer a diversified asset allocation for investors across the risk spectrum. On average, our investment process tends to result in a value style tilt within our equity exposures. In the first half of 2023, the Portfolios had an average 8% value tilt relative to their primary benchmarks according to Direct. The growth underweight was within large cap due to the high absolute allocation versus other exposures. At the end of the 2nd quarter, the S&P 500 index had a bloated 38% weight to large cap growth versus the Russell 3000 index weight of 33%.

A look through the sector lens shows that, on average, the Portfolios' largest underweight was within technology followed by communication services, and consumer discretionary during the YTD period. The Portfolios were, on average, overweight healthcare, industrials, energy, utilities, and materials during the YTD period. The Portfolios underperformed their respective benchmarks during the 2nd quarter and YTD period due to the underweight of the growth style which includes many technology, communication services, and consumer discretionary stocks. The G7 stocks, which drove index performance during the first half of 2023, reside within the collective U.S. sectors that we were underweight. The Portfolios' underweight to growth, growth sectors, and the G7 stocks was driven by our diversification to international equities and valuation-based research which favors our sector and style tilts.

Within fixed income, we reduced the Portfolios' credit and interest rate risk in the last reallocation. After last year’s massive repricing of bonds, we remain cautious on the more economically sensitive and speculative components of the credit markets. YTD, there has been a high level of uncertainty within fixed income as markets adjust to the rapid increase in interest rates. Given the inverted yield curve and an unfinished Fed, we are electing to stick with high quality bonds and seek to limit our term risk until we see a more attractive premium. Finally, at period end, the Portfolios have maintained a relatively small allocation to commodities for the purpose of added diversification and potentially offsetting any future inflation pressures.

Jared Watts

Portfolio Manager

Important Disclosures

The information, data, analyses and opinions presented in this commentary do not constitute investment advice; are provided solely for informational purposes; and, therefore are not an offer to buy or sell a particular security. The data and/or information noted are from what we believe to be reliable sources; however, Morningstar Investment Management LLC. has no control over the methods or means used to collect the data and/or information and therefore cannot guarantee its accuracy or completeness. The opinions and estimates noted are as of a certain date and subject to change.

Past performance does not guarantee future results. There is no assurance that the investment process will consistently lead to successful investing. Asset allocation and diversification do not eliminate the risk of experiencing investment losses.

This commentary contains certain forward-looking statements. We use words such as “expects”, “anticipates”, “believes”, “estimates”, “forecasts”, and similar expressions to identify forward-looking statements. Such forward-looking statements involve known and unknown risks, uncertainties and other factors which may cause the actual results to differ materially and/or substantially from any future results, performance or achievements expressed or implied by those projected in the forward-looking statements for any reason. Past performance does not guarantee future results.

Morningstar Investment Management LLC (“Morningstar Investment Management”) is a registered investment adviser and subsidiary of Morningstar, Inc. Morningstar Investment Management acts as a sub-adviser to ALPS Advisors, Inc. (“ALPS”) by providing recommendations to ALPS regarding asset allocation targets and selection of securities appropriate for the Morningstar ETF Allocation Series. Morningstar Investment Management selects securities for Morningstar ETF Allocation Series from the universe of investments made available through ALPS.

Morningstar Investment Management LLC is not acting in the capacity of adviser to individual clients. Asset allocation target allocations are subject to change without notice. Morningstar Investment Management establishes the allocations using its proprietary asset classifications. If alternative classification methods are used, the allocations may not meet the asset allocation targets. Morningstar Investment Management LLC is not affiliated with ALPS Advisors, Inc.

An investor should consider investment objectives, risks, charges and expenses carefully before investing. To obtain a prospectus for the Morningstar ETF Asset Allocation Series, which contains this and other information, please contact your investment professional. Read the prospectus carefully before investing.

4 | June 30, 2023

Morningstar ETF Asset Allocation Series
Performance Overview (continued)	June 30, 2023 (Unaudited)

Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of the Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. The Morningstar ETF Asset Allocation Series Portfolios are not Exchange Traded Funds (ETFs), instead they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

An investment in the Portfolios involves risk, including loss of principal. Asset allocation cannot assure a profit nor protect against a loss.

The Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, real estate and international ETFs. The stocks of smaller companies are subject to above-average market price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk and market risk. Commodity trading is highly speculative and involves a high degree of risk.

ALPS Advisors, Inc. is the investment adviser and Morningstar Investment Management, LLC is the investment sub-adviser to the Portfolio. Morningstar ETF Allocation Series Portfolios are distributed by ALPS Portfolio Solutions Distributor, Inc. ALPS Portfolio Solutions Distributor, Inc. does not distribute the underlying ETF within the portfolios. ALPS and Morningstar Investment Management are unaffiliated entities.

The Portfolios are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to investors in the Portfolios or any member of the public regarding the advisability of investing in mutual funds generally or in accordance with the Portfolios in particular.

ALPS Advisors, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc., and ALPS Fund Services, Inc. are subsidiaries of ALPS Holdings, Inc. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are registered broker-dealers and FINRA Members

5 | June 30, 2023

MorningstarETF Asset Allocation Series

Performance Overview (continued)	June 30, 2023 (Unaudited)

MORNINGSTAR ETF ASSET ALLOCATION SERIES PERFORMANCE SUMMARY

The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios. All results shown assume reinvestments of dividends and capital gains.

Conservative (return of $10,000 based on actual performance)

Balanced (return of $10,000 based on actual performance)

Aggressive Growth (return of $10,000 based on actual performance)

Income & Growth (return of $10,000 based on actual performance)

Growth (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables on pages 6 and 7 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926. Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

6 | June 30, 2023

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2023 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS | FOR THE PERIODS ENDED JUNE 30, 2023

Portfolio	Six Months	1 Year	5 Year	10 Year	Since Inception (4/30/07)	Annualized Expense Ratios as disclosed in current prospectus dated 4/28/23†
						Gross	Net
Conservative - Class I	3.66%	2.67%	1.80%	2.39%	2.84%	0.69%	0.61%
Conservative - Class II	3.57%	2.41%	1.56%	2.14%	2.57%	0.94%	0.86%
Conservative Blended Benchmark -1 (20% Equity)*(a)	4.52%	3.47%	2.27%	3.13%	3.67%
Conservative Blended Benchmark - 2 (20% Equity)*(b)	4.50%	3.46%	2.27%	3.13%	3.66%
Blended Secondary Benchmark^(k)	4.97%	3.43%	3.30%	3.84%	4.21%
Income & Growth - Class I	5.48%	5.53%	3.38%	4.01%	3.67%	0.65%	0.62%
Income & Growth - Class II	5.33%	5.38%	3.12%	3.75%	3.42%	0.90%	0.87%
Income & Growth Blended Benchmark - 1 (40% Equity)*(c)	6.83%	6.77%	4.08%	4.99%	4.78%
Income & Growth Blended Benchmark - 2 (40% Equity)*(d)	6.79%	6.74%	4.08%	4.99%	4.75%
Blended Secondary Benchmark^(l)	7.87%	7.40%	5.68%	6.16%	5.61%
Balanced - Class I	6.65%	8.36%	4.64%	5.50%	4.48%	0.63%	0.63%
Balanced - Class II	6.55%	8.11%	4.37%	5.23%	4.22%	0.88%	0.88%
Balanced Blended Benchmark - 1 (60% Equity)*(e)	9.18%	10.18%	5.81%	6.79%	5.74%
Balanced Blended Benchmark - 2 (60% Equity)*(f)	9.11%	10.13%	5.82%	6.79%	5.70%
Blended Secondary Benchmark^(m)	10.82%	11.36%	7.96%	8.44%	6.93%
Growth - Class I	8.20%	11.29%	5.95%	6.91%	5.04%	0.62%	0.62%
Growth - Class II	8.09%	11.01%	5.68%	6.65%	4.77%	0.87%	0.87%
Growth Blended Benchmark - 1 (80% Equity)*(g)	11.56%	13.75%	7.49%	8.52%	6.55%
Growth Blended Benchmark - 2 (80% Equity)*(h)	11.47%	13.69%	7.50%	8.52%	6.50%
Blended Secondary Benchmark^(n)	13.83%	15.40%	10.17%	10.68%	8.14%
Aggressive Growth - Class I	8.95%	13.32%	6.80%	7.81%	5.29%	0.64%	0.64%
Aggressive Growth - Class II	8.91%	13.12%	6.54%	7.54%	5.02%	0.89%	0.89%
Aggressive Growth Blended Benchmark - 1 (95% Equity)*(i)	13.41%	16.51%	8.77%	9.84%	7.15%
Aggressive Growth Blended Benchmark - 2 (95% Equity)*(j)	13.30%	16.44%	8.78%	9.84%	7.08%
Blended Secondary Benchmark^(o)	16.12%	18.54%	11.78%	12.32%	8.96%

Effective 04/28/2023, the Morningstar US Market Extended Index replaced the Russell 3000 Index as a component of each Fund's primary benchmark. Since each Portfolio does not seek to replicate its respective Blended benchmark*,^, performance results between the Portfolio and each respective benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

*	(a) The Conservative Benchmark - 1 is a blended benchmark consisting of 14% Morningstar US Market Extended Index - TR / 6% Morningstar Global Markets ex-US Index - NR / 58% Bloomberg US Universal Index - TR /12% FTSE WGBI Non-USD Index /10% ICE BofAML Treasury 3 Month Index - TR; (b) The Conservative Benchmark - 2 is a blended benchmark consisting of 14% Russell 3000 Index - TR / 6% Morningstar Global Markets ex-US Index - NR / 58% Bloomberg US Universal Index - TR /12% FTSE WGBI Non-USD Index / 10% ICE BofAML Treasury 3 Month Index - TR; (c) The Income and Growth Benchmark - 1 is a blended benchmark consisting of 28% Morningstar US Market Extended Index - TR / 12% Morningstar Global Markets ex-US Index - NR / 46% Bloomberg US Universal Index - TR / 9% FTSE WGBI Non-USD Index / 5% ICE BofAML Treasury 3 Month Index - TR; (d) The Income and Growth Benchmark - 2 is a blended benchmark consisting of 28% Russell 3000 Index - TR / 12% Morningstar Global Markets ex-US Index - NR / 46% Bloomberg US Universal Index - TR / 9% FTSE WGBI Non-USD Index / 5% ICE BofAML Treasury 3 Month Index - TR; (e) The Balanced Benchmark - 1 is a blended benchmark consisting of 42% Morningstar US Market Extended Index - TR / 18% Morningstar Global Markets ex-US Index - NR / 32% Bloomberg US Universal Index - TR / 6% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR; (f) The Balanced Benchmark - 2 is a blended benchmark consisting of 42% Russell 3000 Index - TR / 18% Morningstar Global Markets ex-US Index - NR / 32% Bloomberg US Universal Index - TR / 6% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR; (g) The Growth Benchmark - 1 is a blended benchmark consisting of 56% Morningstar US Market Extended Index - TR / 24% Morningstar Global Markets ex-US Index - NR / 15% Bloomberg US Universal Index - TR / 3% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR; (h) The Growth Benchmark - 2 is a blended benchmark consisting of 56% Russell 3000 Index - TR / 24% Morningstar Global Markets ex-US Index - NR / 15% Bloomberg US Universal Index - TR / 3% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR; (i) The Aggressive Growth Benchmark - 1 is a blended benchmark consisting of 67% Morningstar US Market Extended Index - TR / 28% Morningstar Global Markets ex-US Index - NR / 3% Bloomberg US Universal Index - TR / 2% ICE BofAML Treasury 3 Month Index - TR; (j) The Aggressive Growth Benchmark - 2 is a blended benchmark consisting of 67% Russell 3000 Index - TR / 28% Morningstar Global Markets ex-US Index - NR / 3% Bloomberg US Universal Index - TR / 2% ICE BofAML Treasury 3 Month Index - TR.

7 | June 30, 2023

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2023 (Unaudited)

^	Blended Benchmark: (k) Blended benchmark of 20% S&P 500 Index / 73% Bloomberg US Aggregate Bond Index / 7% ICE BofAML Treasury 3 Month TR Index; (l) 40% S&P 500 / 55% Bloomberg US Aggregate Bond / 5% ICE BofAML Treasury 3 Month Index - TR; (m) 60% S&P 500 / 38% Bloomberg US Aggregate Bond / 2% ICE BofAML Treasury 3 Month Index - TR; (n) 80% S&P 500 / 20% Bloomberg US Aggregate Bond Index; (o) 95% S&P 500 / 5% Bloomberg US Aggregate Bond Index; Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The S&P 500® Index reflects the reinvestment of dividends.

†	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect and Financial Highlights tables for expense ratios as of June 30, 2023. Note the net expense ratios above, as shown in the current Prospectus, include estimated acquired fund fees, which are not incurred in the expense ratios stated throughout the rest of this report. The Adviser and Sub-Adviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed a maximum of 0.53% of Class I or Class II shares average daily net assets through April 29, 2024. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.53% for Class I or Class II agreed to by the Adviser and Sub-Adviser.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the Portfolios. The Distributor is not affiliated with the Sub-Adviser.

Morningstar Investment Management LLC (“Morningstar”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying exchange-traded funds (“ETFs”). Morningstar starts the investment process by scouring the globe for opportunities. Instead of tracking closely to an index-defined universe, Morningstar looks broadly, investigating asset classes, sub-asset classes, sectors, and securities in markets around the world. Morningstar applies a valuation analysis supported by in-depth fundamental research to find opportunities that are believed to be attractively priced. Morningstar prefers to invest in ideas that go against the market consensus because the only way to outperform is to be different from what the market has already included in the stock price. Morningstar also looks closely at each asset class’ risk, which can be complex, multifaceted, and vary over time. Morningstar believes that one of the best ways to control for risk is to buy fundamentally strong assets that appear to be underpriced. In-depth valuation analysis and contrarian indicators are the key ways Morningstar generates investment ideas. As valuation-driven investors, Morningstar primarily focuses on price changes relative to fair value through time. Given that markets are dynamic, Morningstar reassesses the portfolio given the changes in investment ideas, aggregate risks, and portfolio exposures. This iterative process reconsiders the opportunity set, with a constant eye on fundamental diversification and portfolio allocations.

MORNINGSTAR ETF ASSET ALLOCATION SERIES STRATEGIC ALLOCATION SUMMARY*

*       As of June 30, 2023.

The table below shows there were changes in the strategic allocations provided by Morningstar's proprietary asset allocation methodology for the period ended June 30, 2023. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Schedule of Investments on the following pages for actual holdings allocations as of June 30, 2023.

	Conservative as of		Income & Growth as of		Balanced as of		Growth as of		Aggressive Growth as of
Asset Classes	6/30/2023	12/31/2022	6/30/2023	12/31/2022	6/30/2023	12/31/2022	6/30/2023	12/31/2022	6/30/2023	12/31/2022
U.S. Equity	15.0%	13.5%	29.0%	27.0%	41.0%	39.5%	54.0%	52.5%	63.5%	62.0%
U.S. Bonds	74.0%	71.5%	55.5%	54.0%	36.0%	35.0%	18.0%	20.0%	3.0%	5.0%
Non-U.S. Equity	5.0%	6.5%	11.0%	13.0%	19.0%	20.5%	26.0%	27.5%	31.5%	33.0%
Non-U.S. Bonds	4.0%	6.5%	2.5%	4.0%	2.0%	3.0%	0.0%	0.0%	0.0%	0.0%
Cash Equivalents	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%	0.0%	2.0%	0.0%

Each Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, real estate, and international ETFs. Asset allocation does not assure a profit or protect against down markets. Equity securities are subject to investment risk, including possible loss of principal amount invested. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk, and market risk.

The Morningstar ETF Allocation Series Portfolios are not ETFs; instead, they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

8 | June 30, 2023

Morningstar ETF Asset Allocation Series

Performance Overview (continued)	June 30, 2023 (Unaudited)

Conservative - Asset Class Allocation#
(as a percentage of net assets)

Balanced - Asset Class Allocation#

(as a percentage of net assets)

Aggressive Growth - Asset Class Allocation#
(as a percentage of net assets)

Income & Growth - Asset Class Allocation#

(as a percentage of net assets)

Growth - Asset Class Allocation#
(as a percentage of net assets)

#	Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio as of June 30, 2023 and these underlying securities holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Holdings are subject to change and may not reflect the current or future position of the Portfolio.

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2023. Holdings are subject to change and do not reflect the current or future position of the Portfolio.

9 | June 30, 2023

Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2023 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 94.14%
iShares® Broad USD High Yield
Corporate Bond ETF	25,838	$912,082
iShares® Core S&P 500® ETF	1,725	768,848
iShares® Core S&P® Mid-Cap ETF Invesco Optimum Yield Diversified	2,344	612,910
Commodity Strategy No K-1 ETF Schwab Fundamental Emerging	78,002	1,061,217
Markets Large Company Index ETF	11,203	299,904
Schwab Fundamental International
Large Company Index ETF	18,782	606,471
Schwab US TIPS ETF	14,390	754,468
SPDR® Portfolio Intermediate Term Corporate Bond ETF VanEck J. P. Morgan EM Local	28,290	908,392
Currency Bond ETF Vanguard® Emerging Markets	23,798	608,277
Government Bond ETF	4,875	303,566
Vanguard® FTSE Developed
Markets ETF	13,087	604,357
Vanguard® Intermediate-Term
Treasury ETF	35,953	2,109,003
Vanguard® Long-Term Treasury ETF Vanguard® Mortgage-Backed	9,575	608,300
Securities ETF	26,320	1,210,457
Vanguard® Short-Term Bond ETF Vanguard® Short-Term Inflation-	59,879	4,525,056
Protected Securities ETF	19,073	904,442
Vanguard® Total Bond Market ETF	122,828	8,928,367
Vanguard® Total Stock Market ETF	9,731	2,143,545
Vanguard® Value ETF	4,320	613,872
Total Exchange Traded Funds (Cost $29,639,428)		28,483,534

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 5.38%
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.021%	1,628,393	$1,628,393
Total Short-Term Investments (Cost $1,628,393)			1,628,393
Total Investments - 99.52% (Total cost $31,267,821)			30,111,927
Other Assets in Excess of Liabilities - 0.48%			144,065
Net Assets - 100.00%			$30,255,992

See Notes to Financial Statements.

10 | June 30, 2023

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2023 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 95.02%
iShares® Broad USD High Yield
Corporate Bond ETF	38,769	$1,368,546
iShares® Core S&P 500® ETF	8,821	3,931,608
iShares® Core S&P® Mid-Cap ETF Invesco Optimum Yield Diversified	10,782	2,819,277
Commodity Strategy No K-1 ETF Schwab Fundamental Emerging	136,015	1,850,484
Markets Large Company Index ETF	50,874	1,361,897
Schwab Fundamental International
Large Company Index ETF	92,220	2,977,784
Schwab US TIPS ETF	10,220	535,835
SPDR® Portfolio Intermediate Term Corporate Bond ETF VanEck J. P. Morgan EM Local	25,000	802,750
Currency Bond ETF Vanguard® FTSE Developed	32,390	827,888
Markets ETF	40,674	1,878,325
Vanguard® Health Care ETF Vanguard® Intermediate-Term	2,195	537,380
Treasury ETF	49,378	2,896,513
Vanguard® Long-Term Treasury ETF	8,345	530,158
Vanguard® Mid-Cap Value ETF Vanguard® Mortgage-Backed	4,080	564,590
Securities ETF	34,910	1,605,511
Vanguard® Short-Term Bond ETF Vanguard® Short-Term Inflation-	77,452	5,853,048
Protected Securities ETF	28,370	1,345,305
Vanguard® Total Bond Market ETF	172,256	12,521,289
Vanguard® Total Stock Market ETF	25,140	5,537,839
Vanguard® Value ETF	11,775	1,673,228
Total Exchange Traded Funds (Cost $50,278,757)		51,419,255

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 5.02%
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.021%	2,713,602	$2,713,602
Total Short-Term Investments (Cost $2,713,602)			2,713,602
Total Investments - 100.04% (Total cost $52,992,359)			54,132,857
Liabilities in Excess of Other Assets - (0.04)%			(20,766)
Net Assets - 100.00%			$54,112,091

See Notes to Financial Statements.

11 | June 30, 2023

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2023 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 96.07%
iShares® Broad USD High Yield Corporate Bond ETF	65,287	$2,304,631
iShares® Core S&P 500® ETF	39,703	17,696,024
iShares® Core S&P® Mid-Cap ETF	37,689	9,854,920
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	422,016	5,741,528
Schwab Fundamental Emerging Markets Large Company Index ETF	146,356	3,917,950
Schwab Fundamental International Large Company Index ETF	381,859	12,330,227
SPDR® Portfolio Intermediate Term Corporate Bond ETF	46,710	1,499,858
VanEck J. P. Morgan EM Local Currency Bond ETF	60,830	1,554,815
Vanguard® FTSE Developed Markets ETF	215,117	9,934,103
Vanguard® FTSE Emerging Markets ETF	37,783	1,537,012
Vanguard® Health Care ETF	9,360	2,291,515
Vanguard® Intermediate-Term Treasury ETF	100,701	5,907,121
Vanguard® Mid-Cap Value ETF	23,095	3,195,886
Vanguard® Mortgage-Backed Securities ETF	64,850	2,982,451
Vanguard® Short-Term Bond ETF	99,297	7,503,874
Vanguard® Short-Term Inflation- Protected Securities ETF	47,655	2,259,800
Vanguard® Small-Cap Value ETF	14,753	2,440,146
Vanguard® Total Bond Market ETF	378,685	27,526,613
Vanguard® Total Stock Market ETF	98,274	21,647,797
Vanguard® Value ETF	43,985	6,250,269
Total Exchange Traded Funds
(Cost $136,595,227)		148,376,540

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 3.55%
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.021%	5,484,218	$5,484,218
Total Short-Term Investments (Cost $5,484,218)			5,484,218
Total Investments - 99.62% (Total cost $142,079,445)			153,860,758
Other Assets in Excess of Liabilities -		0.38%	585,510
Net Assets - 100.00%			$154,446,268

See Notes to Financial Statements.

12 | June 30, 2023

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2023 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 96.71%
iShares® Core S&P 500® ETF	71,276	$31,768,426
iShares® Core S&P® Mid-Cap ETF Invesco Optimum Yield Diversified	67,960	17,770,181
Commodity Strategy No K-1 ETF Schwab Fundamental Emerging	646,002	8,788,857
Markets Large Company Index ETF	260,662	6,977,922
Schwab Fundamental
International Large Company Index ETF	709,306	22,903,491
Vanguard® FTSE Developed
Markets ETF	491,697	22,706,567
Vanguard® FTSE Emerging
Markets ETF	113,162	4,603,430
Vanguard® Health Care ETF Vanguard® Intermediate-Term	18,775	4,596,496
Treasury ETF	110,141	6,460,871
Vanguard® Mid-Cap Value ETF	42,085	5,823,722
Vanguard® Short-Term Bond ETF	100,811	7,618,287
Vanguard® Small-Cap ETF	11,965	2,379,719
Vanguard® Small-Cap Value ETF	28,375	4,693,225
Vanguard® Total Bond Market ETF	298,735	21,715,047
Vanguard® Total Stock Market ETF	204,586	45,066,204
Vanguard® Value ETF	81,507	11,582,145
Total Exchange Traded Funds (Cost $196,274,677)		225,454,590

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 3.14%
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.021%	7,318,947	$7,318,947
Total Short-Term Investments (Cost $7,318,947)			7,318,947
Total Investments - 99.85% (Total cost $203,593,624)			232,773,537
Other Assets in Excess of Liabilities -		0.15%	349,236
Net Assets - 100.00%			$233,122,773

See Notes to Financial Statements.

13 | June 30, 2023

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of June 30, 2023 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.08%
iShares® Core S&P 500® ETF	54,633	$24,350,474
iShares® Core S&P® Mid-Cap ETF	49,556	12,957,903
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	445,227	6,057,313
Schwab Fundamental Emerging Markets Large Company Index ETF	231,839	6,206,330
Schwab Fundamental International Large Company Index ETF	708,283	22,870,458
Vanguard® FTSE Developed Markets ETF	409,460	18,908,863
Vanguard® FTSE Emerging Markets ETF	113,061	4,599,322
Vanguard® Health Care ETF	15,520	3,799,606
Vanguard® Intermediate-Term Treasury ETF	24,275	1,423,972
Vanguard® Mid-Cap Value ETF	34,200	4,732,596
Vanguard® Small-Cap ETF	12,143	2,415,121
Vanguard® Small-Cap Value ETF	24,261	4,012,769
Vanguard® Total Bond Market ETF	41,188	2,993,956
Vanguard® Total Stock Market ETF	139,516	30,732,585
Vanguard® Value ETF	66,473	9,445,813
Total Exchange Traded Funds (Cost $132,940,315)		155,507,081

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.96%
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	5.021%	3,103,416	$3,103,416
Total Short-Term Investments (Cost $3,103,416)			3,103,416
Total Investments - 100.04% (Total cost $136,043,731)			158,610,497
Liabilities in Excess of Other Assets - (0.04)%			(68,216)
Net Assets - 100.00%			$158,542,281

See Notes to Financial Statements.

14 | June 30, 2023

Morningstar ETF Asset Allocation Series

Statements of Assets and Liabilities	As of June 30, 2023 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value	$30,111,927	$54,132,857	$153,860,758	$232,773,537	$158,610,497
Receivable for investments sold	176,590	–	–	–	–
Receivable for shares sold	2,633	22,693	673,636	509,397	7,034
Dividends receivable	7,621	12,582	31,831	43,237	26,875
Other assets	1,161	2,107	6,021	8,822	5,945
Total Assets	30,299,932	54,170,239	154,572,246	233,334,993	158,650,351

LIABILITIES:

Payable for shares redeemed	6,318	7,349	8,942	59,512	7,920
Payable to advisor	8,735	17,066	56,540	84,729	57,830
Payable for distribution and service fees	5,062	9,590	24,094	23,930	11,028
Payable for audit fees	8,151	8,151	8,152	8,153	8,151
Accrued expenses and other liabilities	15,674	15,992	28,250	35,896	23,141
Total Liabilities	43,940	58,148	125,978	212,220	108,070
Net Assets	$30,255,992	$54,112,091	$154,446,268	$233,122,773	$158,542,281

NET ASSETS CONSIST OF:

Paid-in capital	$32,154,596	$51,827,554	$136,283,271	$191,033,918	$127,548,015
Total distributable earnings/(accumulated losses)	(1,898,604)	2,284,537	18,162,997	42,088,855	30,994,266
Net Assets	$30,255,992	$54,112,091	$154,446,268	$233,122,773	$158,542,281

Investments, at Cost	$31,267,821	$52,992,359	$142,079,445	$203,593,624	$136,043,731
PRICING OF SHARES:

Class I:
Net Assets	$5,485,094	$7,222,735	$36,141,567	$114,535,955	$104,096,955
Shares of beneficial interest outstanding	552,954	798,258	3,573,522	10,093,792	7,702,360
Net assets value, offering and redemption price per share	$9.92	$9.05	$10.11	$11.35	$13.51

Class II:
Net Assets	$24,770,898	$46,889,356	$118,304,701	$118,586,818	$54,445,326
Shares of beneficial interest outstanding	2,512,834	4,845,807	11,538,882	10,697,125	4,084,070
Net assets value, offering and redemption price per share	$9.86	$9.68	$10.25	$11.09	$13.33

See Notes to Financial Statements.

15 | June 30, 2023

Morningstar ETF Asset Allocation Series

Statements of Operations	For the Six Months Ended June 30, 2023 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends	$343,837	$598,670	$1,603,542	$2,139,566	$1,408,907
Total Investment Income	343,837	598,670	1,603,542	2,139,566	1,408,907

EXPENSES:
Investment advisor fee	66,771	121,283	343,137	506,578	337,900
Recoupment of previously waived fees	-	–	–	–	4,218
12b-1 fees: Class II	30,479	58,471	147,496	143,994	65,995
Custodian fees	3,593	3,520	5,008	7,979	4,142
Administration fees	4,781	4,781	4,781	4,781	4,781
Legal fees	1,117	2,065	5,797	8,476	5,516
Audit fees	7,637	7,638	7,639	7,639	7,638
Trustees' fees and expenses	4,764	8,989	24,690	35,615	22,694
Report to shareholder fees	1,000	1,985	3,020	3,416	2,540
Other expenses	4,736	6,324	5,811	13,765	9,529
Total expenses before waiver/reimbursements	124,878	215,056	547,379	732,243	464,953
Less fees waived/reimbursed by investment advisor
Class I	(2,839)	(1,819)	–	–	(317)
Class II	(12,979)	(11,895)	–	–	(145)
Total Net Expenses	109,060	201,342	547,379	732,243	464,491
Net Investment Income	234,777	397,328	1,056,163	1,407,323	944,416

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments	(797,025)	(608,077)	(924,582)	1,895,323	1,391,095
Net change in unrealized appreciation on investments	1,687,943	2,997,167	9,669,295	14,428,106	10,648,067
Net Realized and Unrealized Gain on Investments	890,918	2,389,090	8,744,713	16,323,429	12,039,162
Net Increase in Net Assets Resulting from Operations	$1,125,695	$2,786,418	$9,800,876	$17,730,752	$12,983,578

See Notes to Financial Statements.

16 | June 30, 2023

Morningstar Conservative ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
OPERATIONS:

Net investment income	$234,777	$671,613
Net realized loss	(797,025)	(476,390)
Long-term capital gain distributions from other investment companies	–	18,568
Net change in unrealized appreciation/(depreciation)	1,687,943	(4,474,741)
Net increase/(decrease) in net assets resulting from operations	1,125,695	(4,260,950)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(270,558)
Class II	–	(1,403,525)
Total distributions	–	(1,674,083)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	507,116	1,581,750
Issued to shareholders in reinvestment of distributions	–	270,558
Cost of shares redeemed	(315,042)	(859,777)
Net increase from share transactions	192,074	992,531
Class II
Proceeds from sale of shares	1,737,188	16,875,259
Issued to shareholders in reinvestment of distributions	–	1,403,525
Cost of shares redeemed	(4,474,582)	(17,355,650)
Net increase/(decrease) from share transactions	(2,737,394)	923,134

Net decrease in net assets	(1,419,625)	(4,019,368)

NET ASSETS:

Beginning of period	31,675,617	35,694,985
End of period	$30,255,992	$31,675,617

OTHER INFORMATION - SHARES:

Class I
Sold	51,571	152,244
Reinvested	–	27,807
Redeemed	(32,039)	(80,621)
Net increase in shares outstanding	19,532	99,430

Class II
Sold	177,293	1,636,275
Reinvested	–	144,992
Redeemed	(456,646)	(1,692,624)
Net increase/(decrease) in shares outstanding	(279,353)	88,643

See Notes to Financial Statements.

17 | June 30, 2023

Morningstar Income and Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
OPERATIONS:

Net investment income	$397,328	$1,142,435
Net realized gain/(loss)	(608,077)	460,627
Long-term capital gain distributions from other investment companies	-	15,105
Net change in unrealized appreciation/(depreciation)	2,997,167	(10,045,222)
Net increase/(decrease) in net assets resulting from operations	2,786,418	(8,427,055)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(485,802)
Class II	–	(3,026,299)
Total distributions	–	(3,512,101)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	1,254,911	1,441,830
Issued to shareholders in reinvestment of distributions	–	485,802
Cost of shares redeemed	(1,286,459)	(2,827,006)
Net decrease from share transactions	(31,548)	(899,374)
Class II
Proceeds from sale of shares	2,164,097	3,427,896
Issued to shareholders in reinvestment of distributions	–	3,026,299
Cost of shares redeemed	(4,477,570)	(9,972,685)
Net decrease from share transactions	(2,313,473)	(3,518,490)

Net increase/(decrease) in net assets	441,397	(16,357,020)

NET ASSETS:

Beginning of period	53,670,694	70,027,714
End of period	$54,112,091	$53,670,694

OTHER INFORMATION - SHARES:

Class I
Sold	140,993	154,096
Reinvested	–	55,647
Redeemed	(145,545)	(285,508)
Net decrease in shares outstanding	(4,552)	(75,765)

Class II
Sold	227,782	333,952
Reinvested	–	323,668
Redeemed	(471,343)	(991,534)
Net decrease in shares outstanding	(243,561)	(333,914)

See Notes to Financial Statements.

18 | June 30, 2023

Morningstar Balanced ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
OPERATIONS:

Net investment income	$1,056,163	$3,159,271
Net realized gain/(loss)	(924,582)	3,512,495
Long-term capital gain distributions from other investment companies	-	26,742
Net change in unrealized appreciation/(depreciation)	9,669,295	(29,921,699)
Net increase/(decrease) in net assets resulting from operations	9,800,876	(23,223,191)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(2,315,091)
Class II	–	(7,817,333)
Total distributions	–	(10,132,424)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	1,808,956	4,270,242
Issued to shareholders in reinvestment of distributions	–	2,315,091
Cost of shares redeemed	(1,233,100)	(4,223,721)
Net increase from share transactions	575,856	2,361,612
Class II
Proceeds from sale of shares	4,977,414	11,464,968
Issued to shareholders in reinvestment of distributions	–	7,817,333
Cost of shares redeemed	(11,786,899)	(20,572,825)
Net decrease from share transactions	(6,809,485)	(1,290,524)

Net increase/(decrease) in net assets	3,567,247	(32,284,527)

NET ASSETS:

Beginning of period	150,879,021	183,163,548
End of period	$154,446,268	$150,879,021

OTHER INFORMATION - SHARES:

Class I
Sold	183,636	407,341
Reinvested	–	240,904
Redeemed	(125,564)	(397,985)
Net increase in shares outstanding	58,072	250,260

Class II
Sold	496,670	1,058,273
Reinvested	–	800,956
Redeemed	(1,180,216)	(1,929,068)
Net decrease in shares outstanding	(683,546)	(69,839)

See Notes to Financial Statements.

19 | June 30, 2023

Morningstar Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
OPERATIONS:

Net investment income	$1,407,323	$4,442,591
Net realized gain	1,895,323	5,479,988
Long-term capital gain distributions from other investment companies	-	21,500
Net change in unrealized appreciation/(depreciation)	14,428,106	(43,718,231)
Net increase/(decrease) in net assets resulting from operations	17,730,752	(33,774,152)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(6,377,481)
Class II	–	(6,707,117)
Total distributions	–	(13,084,598)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	3,729,263	10,876,492
Issued to shareholders in reinvestment of distributions	–	6,377,481
Cost of shares redeemed	(5,215,025)	(6,559,628)
Net increase/(decrease) from share transactions	(1,485,762)	10,694,345
Class II
Proceeds from sale of shares	3,630,761	9,789,060
Issued to shareholders in reinvestment of distributions	–	6,707,117
Cost of shares redeemed	(8,342,034)	(15,519,386)
Net increase/(decrease) from share transactions	(4,711,273)	976,791

Net increase/(decrease) in net assets	11,533,717	(35,187,614)

NET ASSETS:

Beginning of period	221,589,056	256,776,670
End of period	$233,122,773	$221,589,056

OTHER INFORMATION - SHARES:

Class I
Sold	340,955	942,682
Reinvested	–	600,516
Redeemed	(478,471)	(569,964)
Net increase/(decrease) in shares outstanding	(137,516)	973,234

Class II
Sold	338,885	869,018
Reinvested	–	645,536
Redeemed	(784,798)	(1,383,217)
Net increase/(decrease) in shares outstanding	(445,913)	131,337

See Notes to Financial Statements.

20 | June 30, 2023

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
OPERATIONS:

Net investment income	$944,416	$2,927,994
Net realized gain	1,391,095	3,411,487
Long-term capital gain distributions from other investment companies	-	3,284
Net change in unrealized appreciation/(depreciation)	10,648,067	(26,377,011)
Net increase/(decrease) in net assets resulting from operations	12,983,578	(20,034,246)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(4,955,694)
Class II	–	(2,726,738)
Total distributions	–	(7,682,432)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	5,184,317	12,098,544
Issued to shareholders in reinvestment of distributions	–	4,955,694
Cost of shares redeemed	(2,072,886)	(4,135,696)
Net increase from share transactions	3,111,431	12,918,542
Class II
Proceeds from sale of shares	2,755,953	8,211,554
Issued to shareholders in reinvestment of distributions	–	2,726,738
Cost of shares redeemed	(4,631,766)	(5,366,169)
Net increase/(decrease) from share transactions	(1,875,813)	5,572,123

Net increase/(decrease) in net assets	14,219,196	(9,226,013)

NET ASSETS:

Beginning of period	144,323,085	153,549,098
End of period	$158,542,281	$144,323,085

OTHER INFORMATION - SHARES:

Class I
Sold	399,577	910,195
Reinvested	–	395,506
Redeemed	(161,404)	(309,620)
Net increase in shares outstanding	238,173	996,081

Class II
Sold	217,798	631,359
Reinvested	–	220,254
Redeemed	(363,714)	(401,752)
Net increase/(decrease) in shares outstanding	(145,916)	449,861

See Notes to Financial Statements.

21 | June 30, 2023

Morningstar Conservative ETF Asset Allocation Portfolio - Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$9.57		$11.43	$11.65	$11.18	$10.50	$11.16
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.09		0.25	0.19	0.19	0.24	0.25
Net realized and unrealized gain/(loss) on investments	0.26		(1.57)	0.11	0.56	0.78	(0.48)
Total income/(loss) from investment operations	0.35		(1.32)	0.30	0.75	1.02	(0.23)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment
income after
waiver/reimbursements	–		(0.18)	(0.20)	(0.22)	(0.25)	(0.27)
From net realized gain	–		(0.36)	(0.32)	(0.06)	(0.09)	(0.16)
Total distributions	–		(0.54)	(0.52)	(0.28)	(0.34)	(0.43)
Net increase/(decrease) in net asset value	0.35		(1.86)	(0.22)	0.47	0.68	(0.66)
Net asset value - end of period	$9.92		$9.57	$11.43	$11.65	$11.18	$10.50

Total Return*	3.66	%(2)	(11.61)%	2.51%	6.80%	9.75%	(2.09)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$5,485		$5,102	$4,959	$4,334	$4,362	$3,891
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.64	%(3)	0.60%	0.65%	0.62%	0.62%	0.59%
Net expenses after waiver/reimbursements	0.53	%(3)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.82	%(3)	2.36%	1.65%	1.65%	2.17%	2.24%
Portfolio turnover rate	14	%(2)	67%	20%	73%	17%	47%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

22 | June 30, 2023

Morningstar Conservative ETF Asset Allocation Portfolio - Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$9.52		$11.37	$11.59	$11.13	$10.45	$11.11
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.07		0.22	0.16	0.16	0.21	0.22
Net realized and unrealized gain/(loss) on investments	0.27		(1.55)	0.11	0.56	0.78	(0.48)
Total income/(loss) from investment operations	0.34		(1.33)	0.27	0.72	0.99	(0.26)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.16)	(0.17)	(0.20)	(0.22)	(0.24)
From net realized gain	–		(0.36)	(0.32)	(0.06)	(0.09)	(0.16)
Total distributions	–		(0.52)	(0.49)	(0.26)	(0.31)	(0.40)
Net increase/(decrease) in net asset value	0.34		(1.85)	(0.22)	0.46	0.68	(0.66)
Net asset value - end of period	$9.86		$9.52	$11.37	$11.59	$11.13	$10.45

Total Return*	3.57	%(2)	(11.82)%	2.28%	6.49%	9.53%	(2.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$24,771		$26,573	$30,736	$33,236	$30,346	$29,536
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.89	%(3)	0.86%	0.90%	0.87%	0.87%	0.84%
Net expenses after waiver/reimbursements	0.78	%(3)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.53	%(3)	2.08%	1.35%	1.42%	1.90%	1.98%
Portfolio turnover rate	14	%(2)	67%	20%	73%	17%	47%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

23 | June 30, 2023

Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$8.58		$10.52	$10.38	$9.90	$9.19	$10.26
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.07		0.21	0.20	0.17	0.22	0.22
Net realized and unrealized gain/(loss) on investments	0.40		(1.49)	0.49	0.69	0.99	(0.63)
Total income/(loss) from investment operations	0.47		(1.28)	0.69	0.86	1.21	(0.41)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	-		(0.21)	(0.19)	(0.25)	(0.25)	(0.25)
From net realized gain	-		(0.45)	(0.36)	(0.13)	(0.25)	(0.41)
Total distributions	-		(0.66)	(0.55)	(0.38)	(0.50)	(0.66)
Net increase/(decrease) in net asset value	0.47		(1.94)	0.14	0.48	0.71	(1.07)
Net asset value - end of period	$9.05		$8.58	$10.52	$10.38	$9.90	$9.19

Total Return*	5.48	%(2)	(12.31)%	6.66%	8.73%	13.19%	(3.99)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$7,223		$6,892	$9,245	$6,333	$5,640	$5,126
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.58	%(3)	0.56%	0.56%	0.57%	0.56%	0.54%
Net expenses after waiver/reimbursements	0.53	%(3)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.70	%(3)	2.17%	1.85%	1.72%	2.19%	2.18%
Portfolio turnover rate	15	%(2)	23%	16%	47%	10%	35%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

24 | June 30, 2023

Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$9.19		$11.21	$11.02	$10.49	$9.71	$10.80
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.07		0.19	0.16	0.15	0.20	0.20
Net realized and unrealized gain/(loss) on investments	0.42		(1.58)	0.55	0.73	1.05	(0.66)
Total income/(loss) from investment operations	0.49		(1.39)	0.71	0.88	1.25	(0.46)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.18)	(0.16)	(0.22)	(0.22)	(0.22)
From net realized gain	–		(0.45)	(0.36)	(0.13)	(0.25)	(0.41)
Total distributions	–		(0.63)	(0.52)	(0.35)	(0.47)	(0.63)
Net increase/(decrease) in net asset value	0.49		(2.02)	0.19	0.53	0.78	(1.09)
Net asset value - end of period	$9.68		$9.19	$11.21	$11.02	$10.49	$9.71

Total Return*	5.33	%(2)	(12.54)%	6.47%	8.43%	12.90%	(4.25)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$46,889		$46,779	$60,783	$62,967	$66,339	$64,962
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.83	%(3)	0.81%	0.81%	0.81%	0.81%	0.79%
Net expenses after waiver/reimbursements	0.78	%(3)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.44	%(3)	1.88%	1.43%	1.42%	1.93%	1.90%
Portfolio turnover rate	15	%(2)	23%	16%	47%	10%	35%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

25 | June 30, 2023

Morningstar Balanced ETF Asset Allocation Portfolio - Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$9.48		$11.65	$11.10	$10.50	$9.41	$11.29
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.08		0.23	0.21	0.18	0.23	0.23
Net realized and unrealized gain/(loss) on investments	0.55		(1.68)	1.00	0.80	1.32	(0.89)
Total income/(loss) from investment operations	0.63		(1.45)	1.21	0.98	1.55	(0.66)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.22)	(0.19)	(0.24)	(0.25)	(0.25)
From net realized gain	–		(0.50)	(0.47)	(0.14)	(0.21)	(0.97)
Total distributions	–		(0.72)	(0.66)	(0.38)	(0.46)	(1.22)
Net increase/(decrease) in net asset value	0.63		(2.17)	0.55	0.60	1.09	(1.88)
Net asset value - end of period	$10.11		$9.48	$11.65	$11.10	$10.50	$9.41

Total Return*	6.65	%(2)	(12.60)%	11.00%	9.41%	16.57%	(6.02)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$36,142		$33,315	$38,044	$30,293	$27,725	$24,962
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.52	%(3)	0.53%	0.53%	0.53%	0.53%	0.52%
Net expenses after waiver/reimbursements	0.52	%(3)	0.53%	0.53%	0.53%	0.53%	0.52%
Net investment income after waiver/reimbursements	1.59	%(3)	2.18%	1.79%	1.76%	2.23%	2.09%
Portfolio turnover rate	15	%(2)	23%	15%	53%	7%	23%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

26 | June 30, 2023

Morningstar Balanced ETF Asset Allocation Portfolio - Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$9.62		$11.81	$11.24	$10.63	$9.52	$11.40
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.07		0.20	0.17	0.16	0.20	0.20
Net realized and unrealized gain/(loss) on investments	0.56		(1.71)	1.03	0.81	1.33	(0.89)
Total income/(loss) from investment operations	0.63		(1.51)	1.20	0.97	1.53	(0.69)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.18)	(0.16)	(0.22)	(0.21)	(0.22)
From net realized gain	–		(0.50)	(0.47)	(0.14)	(0.21)	(0.97)
Total distributions	–		(0.68)	(0.63)	(0.36)	(0.42)	(1.19)
Net increase/(decrease) in net asset value	0.63		(2.19)	0.57	0.61	1.11	(1.88)
Net asset value - end of period	$10.25		$9.62	$11.81	$11.24	$10.63	$9.52

Total Return*	6.55	%(2)	(12.88)%	10.79%	9.12%	16.26%	(6.23)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$118,305		$117,564	$145,119	$149,159	$144,005	$141,770
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.77	%(3)	0.78%	0.78%	0.78%	0.78%	0.77%
Net expenses after waiver/reimbursements	0.77	%(3)	0.78%	0.78%	0.78%	0.78%	0.77%
Net investment income after waiver/reimbursements	1.32	%(3)	1.89%	1.45%	1.50%	1.96%	1.82%
Portfolio turnover rate	15	%(2)	23%	15%	53%	7%	23%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

27 | June 30, 2023

Morningstar Growth ETF Asset Allocation Portfolio - Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.49		$12.81	$11.69	$11.12	$9.88	$12.15
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.08		0.24	0.22	0.18	0.24	0.24
Net realized and
unrealized gain/(loss) on investments	0.78		(1.90)	1.54	0.95	1.74	(1.16)
Total income/(loss) from investment operations	0.86		(1.66)	1.76	1.13	1.98	(0.92)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.21)	(0.19)	(0.25)	(0.23)	(0.23)
From net realized gain	–		(0.45)	(0.45)	(0.31)	(0.51)	(1.12)
Total distributions	–		(0.66)	(0.64)	(0.56)	(0.74)	(1.35)
Net increase/(decrease) in net asset value	0.86		(2.32)	1.12	0.57	1.24	(2.27)
Net asset value - end of period	$11.35		$10.49	$12.81	$11.69	$11.12	$9.88

Total Return*	8.20	%(2)	(12.96)%	15.09%	10.26%	20.14%	(7.85)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$114,536		$107,289	$118,634	$101,796	$91,240	$79,625
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.52	%(3)	0.52%	0.52%	0.53%	0.53%	0.53%
Net expenses after waiver/reimbursements	0.52	%(3)	0.52%	0.52%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.38	%(3)	2.08%	1.74%	1.74%	2.23%	1.98%
Portfolio turnover rate	12	%(2)	26%	15%	47%	14%	28%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

28 | June 30, 2023

Morningstar Growth ETF Asset Allocation Portfolio - Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.26		$12.55	$11.46	$10.91	$9.71	$11.96
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.06		0.20	0.18	0.15	0.21	0.20
Net realized and unrealized gain/(loss) on investments	0.77		(1.86)	1.52	0.93	1.70	(1.13)
Total income/(loss) from investment operations	0.83		(1.66)	1.70	1.08	1.91	(0.93)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.18)	(0.16)	(0.22)	(0.20)	(0.20)
From net realized gain	–		(0.45)	(0.45)	(0.31)	(0.51)	(1.12)
Total distributions	–		(0.63)	(0.61)	(0.53)	(0.71)	(1.32)
Net increase/(decrease) in net asset value	0.83		(2.29)	1.09	0.55	1.20	(2.25)
Net asset value - end of period	$11.09		$10.26	$12.55	$11.46	$10.91	$9.71

Total Return*	8.09	%(2)	(13.25)%	14.88%	10.01%	19.77%	(8.04)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$118,587		$114,300	$138,143	$131,873	$135,935	$122,465
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.77	%(3)	0.77%	0.77%	0.78%	0.78%	0.78%
Net expenses after waiver/reimbursements	0.77	%(3)	0.77%	0.77%	0.78%	0.78%	0.78%
Net investment income
after waiver/reimbursements	1.12	%(3)	1.80%	1.44%	1.45%	1.97%	1.71%
Portfolio turnover rate	12	%(2)	26%	15%	47%	14%	28%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

29 | June 30, 2023

Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$12.40		$15.05	$13.13	$12.35	$10.63	$13.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.09		0.29	0.27	0.20	0.27	0.25
Net realized and unrealized gain/(loss) on investments	1.02		(2.22)	2.16	1.07	2.10	(1.41)
Total income/(loss) from investment operations	1.11		(1.93)	2.43	1.27	2.37	(1.16)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.24)	(0.19)	(0.25)	(0.22)	(0.21)
From net realized gain	–		(0.48)	(0.32)	(0.24)	(0.43)	(1.03)
Total distributions	–		(0.72)	(0.51)	(0.49)	(0.65)	(1.24)
Net increase/(decrease) in net asset value	1.11		(2.65)	1.92	0.78	1.72	(2.40)
Net asset value - end of period	$13.51		$12.40	$15.05	$13.13	$12.35	$10.63

Total Return*	8.95	%(2)	(12.92)%	18.60%	10.34%	22.44%	(9.17)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$104,097		$92,533	$97,338	$76,410	$64,894	$49,064
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.53	%(3)	0.53%	0.54%	0.55%	0.55%	0.53%
Net expenses after waiver/reimbursements	0.53	%(3)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.36	%(3)	2.15%	1.83%	1.75%	2.30%	1.96%
Portfolio turnover rate	14	%(2)	23%	18%	45%	17%	32%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

30 | June 30, 2023

Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$12.24		$14.87	$12.98	$12.23	$10.53	$12.91
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.07		0.25	0.22	0.17	0.24	0.21
Net realized and unrealized gain/(loss) on investments	1.02		(2.20)	2.15	1.04	2.08	(1.38)
Total income/(loss) from investment operations	1.09		(1.95)	2.37	1.21	2.32	(1.17)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment
income after waiver/reimbursements	–		(0.20)	(0.16)	(0.22)	(0.19)	(0.18)
From net realized gain	–		(0.48)	(0.32)	(0.24)	(0.43)	(1.03)
Total distributions	–		(0.68)	(0.48)	(0.46)	(0.62)	(1.21)
Net increase/(decrease) in net asset value	1.09		(2.63)	1.89	0.75	1.70	(2.38)
Net asset value - end of period	$13.33		$12.24	$14.87	$12.98	$12.23	$10.53

Total Return*	8.91	%(2)	(13.17)%	18.33%	9.96%	22.17%	(9.33)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$54,445		$51,790	$56,211	$53,243	$51,872	$43,639
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.78	%(3)	0.78%	0.79%	0.80%	0.80%	0.78%
Net expenses after waiver/reimbursements	0.78	%(3)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.06	%(3)	1.90%	1.50%	1.45%	2.03%	1.66%
Portfolio turnover rate	14	%(2)	23%	18%	45%	17%	32%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

31 | June 30, 2023

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview	June 30, 2023 (Unaudited)

Investment Objective

The ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio") seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "AMEI” or "Underlying Index").

Portfolio Overview

During the six-month period from January 1, 2023, to June 30, 2023, the Portfolio's Class III delivered a total return of 5.25%. This compares to the Portfolio's Underlying Index, which increased 2.70% on a price-return basis and 6.13% on a total-return basis.

During the period, Delek Logistics Partners (DKL) was removed from the Underlying Index in a quarterly rebalancing. There were no updates to the methodology for the Underlying Index during the period.

Dividend trends for AMEI constituents remain positive, with many companies raising their payouts as they return excess cash flow to investors. Comparing the first quarter of 2023 with the first quarter of 2022, 83.61% of the Underlying Index by weighting grew their dividends based on weightings as of June 30, 2023. The first quarter of 2023 marked the seventh straight quarter without a dividend cut among AMEI constituents.

Energy infrastructure companies have been more resilient than broader energy stocks, which have seen weakness driven by lower commodity prices and concerns for the global economy. The Energy Select Sector Index (IXE) was down 5.45% on a total-return basis for the six-month period ending June 30, 2023. Midstream’s outperformance relative to the broader energy sector for the six-month period ending June 30, 2023 reflects energy infrastructure’s defensive qualities, namely its fee-based business model and more generous yield.

Exiting the period, AMEI constituents continue to generate free cash flow as they prioritize capital discipline and are returning excess cash flow through dividend growth and buybacks. As of June 30, 2023, 72.05% of AMEI by weighting had a buyback authorization in place. Combined, AMEI constituents spent $780 million on equity repurchases in the first quarter of 2023.

Looking ahead, we believe the second half of 2023 will likely be similar to the first half of the year from a company-level perspective. We believe index constituents remain well positioned for the current energy landscape, while excess cash flow is expected to continue supporting dividend growth and buybacks. In our opinion, the tailwinds from free cash flow can be particularly helpful if the macro energy environment remains volatile.

Ryan Mischker	Andrew Hicks
Co-Portfolio Manager	Co-Portfolio Manager

32 | June 30, 2023

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview (continued)	June 30, 2023 (Unaudited)

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2023

	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (5/01/13)	Annualized Expense Ratios as disclosed in current prospectus dated 4/28/23
							Gross	Net[1]
ALPS | Alerian Energy Infrastructure Portfolio - Class I	5.34%	13.34%	23.13%	5.44%	3.49%	2.95%	0.97%	0.95%
ALPS | Alerian Energy Infrastructure Portfolio - Class III	5.25%	12.98%	22.69%	5.05%	3.08%	2.56%	1.32%	1.30%
Alerian Midstream Energy Select Index[2]	6.13%	15.00%	25.14%	7.02%	4.92%	4.38%

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

1	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2023. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses, do not exceed 0.80% of either Class I or Class III shares average daily net assets through April 29, 2024. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
2	The Alerian Midstream Energy Select Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities. An investor cannot invest directly in an index.

The statements and opinions expressed in this commentary are those of the author, are as of the date of this report, are subject to change, and may not reflect the author’s current views. The information, data, and analyses presented in this commentary do not constitute investment advice; are provided solely for informational purposes; and, therefore are not an offer to buy or sell a particular security. The data and/or information noted are from what we believe to be reliable sources; however, ALPS Advisors, Inc. has no control over the methods or means used to collect the data and/or information and therefore cannot guarantee its accuracy or completeness. The opinions and estimates noted are as of a certain date and subject to change.

Past performance does not guarantee future results. There is no assurance that the investment process will consistently lead to successful investing. Asset allocation and diversification do not eliminate the risk of experiencing investment losses.

This commentary contains certain forward-looking statements. We use words such as “expects”, “anticipates”, ''believes”, “estimates”, “forecasts”, and similar expressions to identify forward-looking statements. Such forward-looking statements involve known and unknown risks, uncertainties and other factors which may cause the actual results to differ materially and/or substantially from any future results, performance or achievements expressed or implied by those projected in the forward-looking statements for any reason.

Investments in securities of MLPs involve risks that differ from an investment in common stock. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

The benefit you are expected to derive from the Portfolio’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Portfolio’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you.

If an MLP in the Portfolio is deemed a corporation rather than a partnership for federal income tax purposes, then the income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the Portfolio which could result in a reduction of the Portfolio’s value.

Legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis, could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Portfolio.

The ALPS | Alerian Energy Infrastructure Portfolio is distributed by ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”). The Distributor is unaffiliated with VettaFi and the Alerian Index Series.

33 | June 30, 2023

ALPS | Alerian Energy Infrastructure Portfolio

Performance Overview (continued)	June 30, 2023 (Unaudited)

Top 10 Holdings(1)(2) (as of June 30, 2023)

Enbridge, Inc.	9.72%
Enterprise Products Partners LP	8.77%
Energy Transfer LP	8.00%
TC Energy Corp.	5.32%
Targa Resources Corp.	5.26%
Cheniere Energy, Inc.	5.17%
The Williams Cos., Inc.	5.14%
Kinder Morgan, Inc.	4.91%
ONEOK, Inc.	4.90%
Plains GP Holdings LP	4.90%
Total	62.09%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2023.

Sector Allocation(1)(2)

The illustration below is based on a hypothetical $10,000 investment in the Portfolio since inception (May 1, 2013). All results shown assume reinvestments of dividends and capital gains.

Growth of $10,000 (as of June 30, 2023)

ALPS | Alerian Energy Infrastructure Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

34 | June 30, 2023

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments	As of June 30, 2023 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies -		26.90%
Enbridge, Inc.	285,563	$10,614,170
Gibson Energy, Inc.	148,221	2,330,586
Keyera Corp.	231,379	5,335,821
Pembina Pipeline Corp.	167,999	5,281,871
TC Energy Corp.	143,651	5,805,680
Total Canadian Energy Infrastructure Companies
(Cost $31,253,902)		29,368,128
Exchange Traded Fund - 0.24%
Energy Select Sector SPDR® Fund	3,190	258,932
Total Exchange Traded Fund
(Cost $258,956)		258,932
U.S. Energy Infrastructure Companies - 30.55%
Cheniere Energy, Inc.	37,038	5,643,110
DT Midstream, Inc.	101,445	5,028,629
Equitrans Midstream Corp.	483,082	4,618,264
Kinder Morgan, Inc.	311,503	5,364,082
Kinetik Holdings, Inc.	11,969	420,591
NextDecade Corp. (1)	49,196	403,899
ONEOK, Inc.	86,724	5,352,605
Targa Resources Corp.	75,505	5,745,930
Tellurian, Inc. (1)	552,721	779,336
Total U.S. Energy Infrastructure Companies
(Cost $31,494,371)		33,356,446
U.S. Energy Infrastructure MLPs - 26.51%
Crestwood Equity Partners LP	21,875	579,250
Energy Transfer LP	687,905	8,736,393
Enterprise Products Partners LP	363,613	9,581,203
Genesis Energy LP	27,122	259,015
Hess Midstream LP, Class A	58,404	1,791,835
Holly Energy Partners LP	8,887	164,410
Magellan Midstream Partners LP	50,290	3,134,073
MPLX LP	87,962	2,985,430
NuStar Energy LP	24,926	427,232
Western Midstream Partners LP	48,374	1,282,878
Total U.S. Energy Infrastructure MLPs
(Cost $25,522,011)		28,941,719
U.S. General Partners - 15.88%
Antero Midstream Corp.	313,609	3,637,864
EnLink Midstream LLC	258,704	2,742,262
Plains GP Holdings LP, Class A	360,565	5,347,179

Security Description	Shares	Value
U.S. General Partners (continued) The Williams Cos., Inc.	172,136	$5,616,798

Total U.S. General Partners (Cost $14,621,482)		17,344,103

Total Investments - 100.08% (Total cost $103,150,722)		109,269,328

Liabilities in Excess of Other Assets - (0.08)%		(81,453)
Net Assets - 100.00%		$109,187,875

(1)	Non-income producing security.

See Notes to Financial Statements.

35 | June 30, 2023

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Assets and Liabilities	As of June 30, 2023 (Unaudited)

ASSETS:

Investments, at value	$109,269,328
Receivable for investments sold	512,971
Receivable for shares sold	28,444
Dividends receivable	195,546
Other assets	4,484
Total Assets	110,010,773

LIABILITIES:

Payable to custodian for overdraft	203,030
Payable for investments purchased	258,863
Payable for shares redeemed	199,097
Payable to advisor	61,015
Payable for distribution and service fees	43,212
Payable for audit fees	10,809
Accrued expenses and other liabilities	46,872
Total Liabilities	822,898
Net Assets	$109,187,875

NET ASSETS CONSIST OF:

Paid-in capital	$108,633,435
Total distributable earnings/(accumulated losses)	554,440
Net Assets	$109,187,875

Investments, at Cost	$103,150,722

PRICING OF SHARES:

Class I:
Net Assets	$4,367,904
Shares of beneficial interest outstanding	417,793
Net assets value, offering and redemption price per share	$10.45

Class III:
Net Assets	$104,819,971
Shares of beneficial interest outstanding	10,057,830
Net assets value, offering and redemption price per share	$10.42

See Notes to Financial Statements.

36 | June 30, 2023

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Operations	For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $153,070)	$3,599,985
Total Investment Income	3,599,985

EXPENSES:
Investment advisor fee	395,049
12b-1 fees:
Class III	135,881
Shareholder servicing fees:
Class I	3,125
Class III	135,881
Custodian fees	16,788
Administration fee	4,456
Legal fees	3,866
Audit fees	10,460
Trustees' fees and expenses	18,653
Report to shareholder fees	5,441
Other expenses	11,438
Total expenses before waiver/reimbursements	741,038
Less fees waived/reimbursed by investment advisor
Class I	(531)
Class III	(14,068)
Total Net Expenses	726,439
Net Investment Income	2,873,546

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	2,943,612
Foreign currency transactions	327
Net realized gain	2,943,939
Net change in unrealized depreciation on:
Investments	(306,453)
Translation of assets and liabilities denominated in foreign currencies	(24)
Net change in unrealized depreciation	(306,477)
Net Realized and Unrealized Gain on Investments	2,637,462
Net Increase in Net Assets Resulting from Operations	$5,511,008

See Notes to Financial Statements.

37 | June 30, 2023

ALPS | Alerian Energy Infrastructure Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
OPERATIONS:

Net investment income	$2,873,546	$3,545,033
Net realized gain	2,943,939	8,798,955
Net change in unrealized appreciation/(depreciation)	(306,477)	1,956,026
Net increase in net assets resulting from operations	5,511,008	14,300,014

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Class I	–	(178,601)
Class III	–	(5,043,896)
Total distributions	–	(5,222,497)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	1,004,416	2,140,218
Issued to shareholders in reinvestment of distributions	–	178,601
Cost of shares redeemed	(760,442)	(865,819)
Net increase from share transactions	243,974	1,453,000
Class III
Proceeds from sale of shares	4,542,391	49,790,178
Issued to shareholders in reinvestment of distributions	–	5,043,896
Cost of shares redeemed	(19,543,699)	(33,963,560)
Net increase/(decrease) from share transactions	(15,001,308)	20,870,514
Net increase/(decrease) in net assets	(9,246,326)	31,401,031

NET ASSETS:

Beginning of period	118,434,201	87,033,170
End of period	$109,187,875	$118,434,201

OTHER INFORMATION - SHARES:

Class I
Sold	98,510	205,908
Reinvested	–	17,842
Redeemed	(78,855)	(80,067)
Net increase in shares outstanding	19,655	143,683

Class III
Sold	448,378	4,867,756
Reinvested	–	504,895
Redeemed	(1,950,816)	(3,426,874)
Net increase/(decrease) in shares outstanding	(1,502,438)	1,945,777

See Notes to Financial Statements.

38 | June 30, 2023

ALPS | Alerian Energy Infrastructure Portfolio - Class I

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.92		$8.82	$6.51	$8.96	$7.58	$9.55
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:

Net investment income after waiver/reimbursements(1)	0.27		0.35	0.49	0.32	0.34	0.34
Net realized and unrealized gain/(loss) on investments	0.26		1.23	2.02	(2.54)	1.22	(2.10)
Total income/(loss) from investment operations	0.53		1.58	2.51	(2.22)	1.56	(1.76)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.48)	(0.20)	(0.23)	(0.18)	(0.21)
Total distributions	–		(0.48)	(0.20)	(0.23)	(0.18)	(0.21)
Net increase/(decrease) in net asset value	0.53		1.10	2.31	(2.45)	1.38	(1.97)
Net asset value - end of period	$10.45		$9.92	$8.82	$6.51	$8.96	$7.58
Total Return*	5.34	%(2)	17.84%	38.46%	(24.97)%	20.74%	(18.58)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$4,368		$3,948	$2,244	$1,280	$1,053	$838
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.98	%(3)	0.97%	0.99%	1.04%	1.02%	0.99%
Net expenses after waiver/reimbursements	0.95	%(3)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income after waiver/ reimbursements	5.43	%(3)	3.41%	5.75%	4.98%	3.82%	3.71%
Portfolio turnover rate	12	%(2)	34%	68%	52%	44%	72%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

39 | June 30, 2023

ALPS | Alerian Energy Infrastructure Portfolio - Class III

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.90		$8.82	$6.53	$8.96	$7.57	$9.53
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.25		0.32	0.48	0.30	0.31	0.30
Net realized and unrealized gain/(loss) on investments	0.27		1.21	1.99	(2.54)	1.23	(2.10)
Total income/(loss) from investment operations	0.52		1.53	2.47	(2.24)	1.54	(1.80)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.45)	(0.18)	(0.19)	(0.15)	(0.16)
Total distributions	–		(0.45)	(0.18)	(0.19)	(0.15)	(0.16)
Net increase/(decrease) in net asset value	0.52		1.08	2.29	(2.43)	1.39	(1.96)
Net asset value - end of period	$10.42		$9.90	$8.82	$6.53	$8.96	$7.57

Total Return*	5.25	%(2)	17.32%	37.77%	(25.12)%	20.41%	(18.96)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$104,820		$114,486	$84,789	$52,630	$70,599	$60,893
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.33	%(3)	1.32%	1.34%	1.40%	1.37%	1.34%
Net expenses after waiver/reimbursements	1.30	%(3)	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment income after waiver/ reimbursements	5.08	%(3)	3.10%	5.54%	4.59%	3.46%	3.37%
Portfolio turnover rate	12	%(2)	34%	68%	52%	44%	72%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

40 | June 30, 2023

ALPS Global Opportunity Portfolio
Performance Overview	June 30, 2023 (Unaudited)

Investment Objective

The investment objective of the ALPS Global Opportunity Portfolio (the “Portfolio”) is to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.

Market Review

Global stock markets were strong during the first six months of 2023 despite continued high inflation. The interest rate cycle seems to be nearing the end as economic indicators and inflation begin to cool. Corporate earnings are also losing strength but better than expected, leading stocks higher.

The most notable event during the period was the emergence of a banking deposit crisis sparked by the collapse of SVB Financial Group and Signature Bank. Bank deposits are more fluid than ever with online access and social media affecting the pace at which deposits can be withdrawn. The gradual loss of bank deposits to money markets with higher interest rates turned into a rush. The Federal Reserve added liquidity to successfully avert a deeper crisis.

Inflation continued the cooling trend from late 2022. The U.S. Consumer Price Index (CPI) improved from an annualized rate of 6.5% in December to 3% in June. This is down from peak CPI of 9% a year ago in June. The Federal Reserve's Federal Open Market Committee (FOMC) raised rates once in the second quarter by 25 basis points.

The rally in stocks in the first half was not broad as financial stocks and small companies suffered in March following the SVB Financial failure. The S&P 500 Index rose 16.9% in the first six months of 2023 while the Russell 2000 Index of small companies rebounded from a low of negative 2% intra-quarter to finish up over 8%. The S&P Financials Index finished the period down 0.5%. The S&P Information Technology Index was up a whopping 42.8% with a significant push in June following the pause in rate increases by the FOMC.

Portfolio Review

For the first half of 2023 to June 30th, the ALPS Global Opportunity Portfolio (AVPEX) increased 11.7% compared with the Portfolio's primary benchmark index of Morningstar Developed Markets Index-net of fees, which finished up 14% for the same period.

The Portfolio gave up positive relative returns early in the calendar year as the banking crisis hit in March. The primary detractor to the Portfolio's performance during the period was a small position in SVB Financial Group. The Portfolio has a high exposure to financial stocks which own private equity interests. As mentioned, financial stocks were impacted in March along with small and mid-capitalization stocks in the Portfolio. Though, encouraging momentum returned in June with the FOMC pause.

Portfolio positioning to limit real estate and credit risk exposure led to higher turnover during the period. During the six months through June 2023 the Portfolio added nine new positions and sold nine names, ending the period with 46 positions.

Net contributors to performance included:

• 3I Group PLC

• Ares Management Corp.

• Blackstone Inc.

Net detractors from performance included:

• SVB Financial Group

• Danaher Corp.

• Ratos AB.

41 | June 30, 2023

ALPS Global Opportunity Portfolio
Performance Overview (continued)	June 30, 2023 (Unaudited)

Outlook

The much anticipated recession has been slow to arrive. This is likely due to continued resilience of the labor market. Unprecedented fiscal stimulus led to historically high cash savings. This allowed for a slow return of the workforce and supported the economy as savings has been spent on discretionary items such as travel.

However, we think storm clouds are building. Savings appear to be normalizing and labor participation is slowly increasing. Also, at period end job openings are still high but the rate is dropping quickly. We believe the next phase of weakening consumer spending, lower corporate profits, and increasing loan defaults are inevitable.

Rapidly higher interest rates have deflated stock valuations to reasonable levels. Though, the battle between recession fears and delayed effect of rates on inflation means continued volatility. We believe a conservative approach with high diversification is warranted until interest rates steady and confidence in corporate profits is restored.

Thank you for your continued support.

Andrew Drummond

Portfolio Manager

42 | June 30, 2023

ALPS Global Opportunity Portfolio
Performance Overview (continued)	June 30, 2023 (Unaudited)

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2023

	6 Months	1 Year	3 Year	5 Year	Since Inception (10/24/14)	Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/28/23
						Gross	Net[1]
ALPS Global Opportunity Portfolio - Class I	11.89%	12.86%	9.09%	6.32%	7.59%	2.05%	1.88%
ALPS Global Opportunity Portfolio - Class III	11.71%	12.53%	8.72%	5.95%	7.23%	2.40%	2.23%
Morningstar Developed Markets Index[2]	14.05%	17.92%	11.70%	8.39%	8.56%
Red Rocks Global Listed Private Equity Index[3]	13.84%	11.91%	7.67%	4.28%	7.06%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graph and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

1	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2023. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed 0.95% of the Portfolio's Class I or Class III shares average daily net assets through April 29, 2024. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

2	The Morningstar Developed Markets Index measures the performance of developed regional markets targeting the top 97% of stocks by market capitalization. Index performance shown in the table is the net total return. The net total return is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

3	The Red Rocks Global Listed Private Equity Index includes securities, ADRs, and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies. An investor cannot invest directly in an index.

Past performance does not guarantee future results. There is no assurance that the investment process will consistently lead to successful investing. Asset allocation and diversification do not eliminate the risk of experiencing investment losses.

There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately – held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.

Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) is the distributor for the ALPS Global Opportunity Portfolio.

Prior to January 24, 2023, the ALPS Global Opportunity Portfolio was known as the ALPS/Red Rocks Global Opportunity Portfolio.

43 | June 30, 2023

ALPS Global Opportunity Portfolio
Performance Overview (continued)	June 30, 2023 (Unaudited)

Top 10 Holdings(1)(2) (as of June 30, 2023)

3i Group PLC	4.89%
HarbourVest Global Private Equity, Ltd.	4.83%
Brederode SA	4.15%
Ares Management LP	4.13%
HgCapital Trust PLC	4.10%
Blackstone, Inc.	4.03%
KKR & Co., Inc.	3.86%
Oakley Capital Investments, Ltd.	3.30%
Berkshire Hathaway, Inc.	3.24%
Partners Group Holding AG	3.12%
Total	39.65%

(1)	% of Net Assets.
(2)	Holdings are subject to change and may not reflect the current or future position of the Portfolio.
(3)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2023.

Country Allocation(1)(2)

Growth of $10,000 (as of June 30, 2023)

ALPS Global Opportunity Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables and graphs within the performance overview section do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

44 | June 30, 2023

ALPS Global Opportunity Portfolio
Schedule of Investments	As of June 30, 2023 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 24.45%
Financials - 23.76%
3i Infrastructure PLC	80,000	$318,170
ABRDN PRIVATE EQUITY
OPPORTUNITIES TRUST PLC	74,054	427,452
Apax Global Alpha, Ltd. (1)	99,500	233,270
HarbourVest Global Private Equity,
Ltd. (2)	39,500	1,103,214
HBM Healthcare Investments AG,
Class A	1,470	331,758
HgCapital Trust PLC	198,500	936,079
ICG Enterprise Trust PLC	34,818	493,483
NB Private Equity Partners, Ltd.	16,300	311,324
Oakley Capital Investments, Ltd.	135,000	753,524
Pantheon International PLC Fund (2)	160,000	518,711

Total Financials		5,426,985

Other - 0.69%
VinaCapital Vietnam Opportunity
Fund, Ltd.	28,770	156,748

Total Closed-End Funds
(Cost $4,884,405)		5,583,733

Common Stocks - 71.76%
Communication Services - 1.24%
IAC, Inc. (2)	4,500	282,600

Consumer Discretionary - 1.65%
Wesfarmers, Ltd.	11,400	375,851

Consumer Staples - 2.55%
Costco Wholesale Corp.	1,080	581,450

Financials - 53.72%
3i Group PLC	45,100	1,117,894
Altamir	16,260	491,480
Apollo Global Management, Inc.,
Class A	4,750	364,848
Ares Capital Corp.	23,400	439,686
Ares Management LP, Class A	9,800	944,229
Berkshire Hathaway, Inc., Class B (2)	2,170	739,970
Blackstone, Inc., Class A	9,900	920,403
Brederode SA	8,600	948,763
Carlyle Group, Inc.	12,900	412,155
Carlyle Secured Lending, Inc.	16,100	234,416
Clairvest Group, Inc.	5,100	347,250
Deutsche Beteiligungs AG	4,200	132,522
FS KKR Capital Corp.	29,900	573,482
Hercules Capital, Inc.	11,700	173,160
Intermediate Capital Group PLC	39,100	685,377

Security Description	Shares	Value
Financials (continued)
Investor AB, B Shares Class B	28,300	$566,144
KKR & Co., Inc., Class A	15,750	882,000
Mastercard, Inc., Class A	1,130	444,429
Mutares SE & Co. KGaA	14,095	386,242
Onex Corp.	4,450	245,787
Owl Rock Capital Corp.	21,800	292,556
Partners Group Holding AG	755	711,845
StepStone Group, Inc., Class A	8,700	215,847

Total Financials		12,270,485

Health Care - 2.44%
Chemed Corp.	1,030	557,920

Industrials - 5.99%
Dover Corp.	2,050	302,683
Lockheed Martin Corp.	600	276,228
Melrose Industries PLC	34,000	219,066
Nordson Corp.	1,180	292,852
Paychex, Inc.	2,500	279,675

Total Industrials		1,370,504

Information Technology - 4.17%
Accenture PLC, Class A	1,310	404,240
Constellation Software, Inc.	265	549,055

Total Information Technology		953,295

Total Common Stocks
(Cost $13,481,343)		16,392,105
Preferred Stock - 2.02%
Financials - 2.02%
Compass Diversified Holdings,
Series C, 7.875%(3)	17,888	460,258
Total Preferred Stock
(Cost $453,781)		460,258

See Notes to Financial Statements.

45 | June 30, 2023

ALPS Global Opportunity Portfolio
Schedule of Investments (continued)	As of June 30, 2023 (Unaudited)

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 2.47%
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.463%	563,222	$563,222
Total Short-Term Investments
(Cost $563,222)			563,222

Total Investments - 100.70%
(Total cost $19,382,751)			22,999,318

Liabilities in Excess of Other Assets - (0.70)%			(159,516)

Net Assets - 100.00%			$22,839,802

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $233,270, representing 1.02% of net assets.
(2)	Non-income producing security.
(3)	Perpetual Maturity.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2023	Fund Delivering	U.S. $ Value at June 30, 2023	Unrealized Appreciation/ (Depreciation)
State Street Bank and Trust Company	07/31/2023	USD	$1,111,458	GBP	$1,103,317	$(8,141)
						$(8,141)

See Notes to Financial Statements.

46 | June 30, 2023

ALPS Global Opportunity Portfolio
Statement of Assets and Liabilities	As of June 30, 2023 (Unaudited)

ASSETS:

Investments, at value	$22,999,318
Receivable for shares sold	24,080
Dividends receivable	122,591
Other assets	866
Total Assets	23,146,855

LIABILITIES:

Payable for investments purchased	216,597
Payable for shares redeemed	29,054
Unrealized depreciation on forward foreign currency contracts	8,141
Payable to advisor	12,235
Payable for distribution and service fees	9,202
Payable for audit fees	9,002
Accrued expenses and other liabilities	22,822
Total Liabilities	307,053
Net Assets	$22,839,802

NET ASSETS CONSIST OF:

Paid-in capital	$21,569,312
Total distributable earnings/(accumulated losses)	1,270,490
Net Assets	$22,839,802

Investments, at Cost	$19,382,751

PRICING OF SHARES:

Class I:
Net Assets	$457,787
Shares of beneficial interest outstanding	46,313
Net assets value, offering and redemption price per share	$9.88

Class III:
Net Assets	$22,382,015
Shares of beneficial interest outstanding	2,112,796
Net assets value, offering and redemption price per share	$10.59

See Notes to Financial Statements.

47 | June 30, 2023

ALPS Global Opportunity Portfolio
Statement of Operations	For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $10,503)	$398,107
Total Investment Income	398,107

EXPENSES:
Investment advisor fee	103,028
12b-1 fees:
Class III	28,118
Shareholder servicing fees:
Class I	300
Class III	28,118
Custodian fees	3,439
Administration fee	6,216
Legal fees	894
Audit fees	8,832
Trustees' fees and expenses	3,703
Report to shareholder fees	744
Other expenses	8,669
Total expenses before waiver/reimbursements	192,061
Less fees waived/reimbursed by investment advisor
Class I	(470)
Class III	(26,290)
Total Net Expenses	165,301
Net Investment Income	232,806

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(272,242)
Forward foreign currency contracts	(41,140)
Foreign currency transactions	(2,020)
Net realized loss	(315,402)
Net change in unrealized appreciation/(depreciation) on:
Investments	2,617,832
Forward foreign currency contracts	(5,118)
Translation of assets and liabilities denominated in foreign currencies	1,132
Net change in unrealized appreciation	2,613,846
Net Realized and Unrealized Gain on Investments	2,298,444
Net Increase in Net Assets Resulting from Operations	$2,531,250

See Notes to Financial Statements.

48 | June 30, 2023

ALPS Global Opportunity Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
OPERATIONS:
Net investment income	$232,806	$270,275
Net realized loss	(315,402)	(2,909)
Long-term capital gain distributions from other investment companies	-	3,044
Net change in unrealized appreciation/(depreciation)	2,613,846	(10,432,994)
Net increase/(decrease) in net assets resulting from operations	2,531,250	(10,162,584)

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(101,444)
Class III	–	(5,414,525)
Total distributions	–	(5,515,969)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	38,976	111,457
Issued to shareholders in reinvestment of distributions	–	101,444
Cost of shares redeemed	(3,121)	(67,671)
Net increase from share transactions	35,855	145,230
Class III
Proceeds from sale of shares	504,443	4,745,490
Issued to shareholders in reinvestment of distributions	–	5,414,525
Cost of shares redeemed	(3,047,737)	(7,836,105)
Net increase/(decrease) from share transactions	(2,543,294)	2,323,910

Net increase/(decrease) in net assets	23,811	(13,209,413)

NET ASSETS:

Beginning of period	22,815,991	36,025,404
End of period	$22,839,802	$22,815,991

OTHER INFORMATION - SHARES:

Class I
Sold	3,982	8,499
Reinvested	–	11,297
Redeemed	(334)	(5,822)
Net increase in shares outstanding	3,648	13,974

Class III
Sold	49,907	343,458
Reinvested	–	561,091
Redeemed	(303,886)	(580,532)
Net increase/(decrease) in shares outstanding	(253,979)	324,017

See Notes to Financial Statements.

49 | June 30, 2023

ALPS Global Opportunity Portfolio - Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2023 (Unaudited) (1)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020 (2)	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$8.83		$16.52	$13.92	$14.65	$10.56	$12.90
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(3)	0.11		0.18	0.05 (4)	0.14	0.28	0.18
Net realized and unrealized gain/(loss) on investments	0.94		(4.87)	3.34	1.17	3.97	(1.74)
Total income/(loss) from investment operations	1.05		(4.69)	3.39	1.31	4.25	(1.56)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(1.75)	(0.79)	(1.79)	–	(0.74)
From net realized gain	–		(1.25)	–	(0.25)	(0.16)	(0.04)
Total distributions	–		(3.00)	(0.79)	(2.04)	(0.16)	(0.78)
Net increase/(decrease) in net asset value	1.05		(7.69)	2.60	(0.73)	4.09	(2.34)
Net asset value - end of period	$9.88		$8.83	$16.52	$13.92	$14.65	$10.56

Total Return*	11.89	%(5)	(28.68)%	24.48%	9.57%	40.34%	(12.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000) Ratios to average net assets:	$458		$377	$474	$432	$409	$276
Total expenses before waiver/reimbursements	1.33	%(6)	1.27%	1.31%	1.35%	1.34%	1.32%
Net expenses after waiver/reimbursements	1.10	%(6)	1.10%	1.10%	1.10%	1.08%	1.10%
Net investment income after waiver/ reimbursements	2.43	%(6)	1.43%	0.32%	1.04%	2.21%	1.43%
Portfolio turnover rate	14	%(5)	32%	38%	59%	36%	20%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(1)	Prior to January 24, 2023, the ALPS Global Opportunity Portfolio was known as the ALPS/Red Rocks Global Opportunity Portfolio.
(2)	Prior to April 30, 2020, the ALPS/Red Rocks Global Opportunity Portfolio was known as the ALPS/Red Rocks Listed Private Equity Portfolio.
(3)	Per share numbers have been calculated using the average shares method.
(4)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements.

50 | June 30, 2023

ALPS Global Opportunity Portfolio - Class III
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	For the Six Months Ended June 30, 2023 (Unaudited) (1)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020 (2)	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.48		$17.40	$14.65		$15.31	$11.07	$13.50
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(3)	0.10		0.13	(0.00)(4)		0.09	0.25	0.12
Net realized and unrealized gain/(loss) on investments	1.01		(5.11)	3.49		1.23	4.15	(1.79)
Total income/(loss) from investment operations	1.11		(4.98)	3.49		1.32	4.40	(1.67)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(1.69)	(0.74)		(1.73)	–	(0.72)
From net realized gain	–		(1.25)	–		(0.25)	(0.16)	(0.04)
Total distributions	–		(2.94)	(0.74)		(1.98)	(0.16)	(0.76)
Net increase/(decrease) in net asset value	1.11		(7.92)	2.75		(0.66)	4.24	(2.43)
Net asset value - end of period	$10.59		$9.48	$17.40		$14.65	$15.31	$11.07

Total Return*	11.71	%(5)	(28.91)%	23.93%		9.25%	39.84%	(12.53)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$22,382		$22,439	$35,551		$30,562	$33,631	$22,339
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.68	%(6)	1.62%	1.66%		1.69%	1.71%	1.67%
Net expenses after waiver/reimbursements	1.45	%(6)	1.45%	1.45%		1.45%	1.45%	1.45%
Net investment income after waiver/ reimbursements	2.03	%(6)	1.00%	0.00	%(7)	0.67%	1.86%	0.93%
Portfolio turnover rate	14	%(5)	32%	38%		59%	36%	20%

*	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(l)	Prior to January 24, 2023, the ALPS Global Opportunity Portfolio was known as the ALPS/Red Rocks Global Opportunity Portfolio.
(2)	Prior to April 30, 2020, the ALPS/Red Rocks Global Opportunity Portfolio was known as the ALPS/Red Rocks Listed Private Equity Portfolio.
(3)	Per share numbers have been calculated using the average shares method.
(4)	Less than ($0.005) per share.
(5)	Not annualized.
(6)	Annualized.
(7)	Less than (0.005%) per share.

See Notes to Financial Statements.

51 | June 30, 2023

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2023 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following seven series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), the ALPS | Alerian Energy Infrastructure Portfolio, and the ALPS Global Opportunity Portfolio (collectively the "Portfolios"). The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS Global Opportunity Portfolio has elected to qualify as a diversified Portfolio under the 1940 Act. Prior to January 24, 2023, the ALPS Global Opportunity Portfolio was known as the ALPS/Red Rocks Global Opportunity Portfolio.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios' Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company's net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust's Board of Trustees (the “Board” or "Trustees") to determine fair value in good faith. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Portfolio to perform the fair value determinations relating to Portfolio investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees.

52 | June 30, 2023

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2023 (Unaudited)

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in good faith by the Valuation Designee. When market quotations are not readily available, or in management's judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Valuation Designee using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security's trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country's or geographic region's political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio's net asset value which may materially impact each Portfolio's net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS Global Opportunity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security's value or a meaningful portion of the Fund's portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange's closure for a foreign holiday, such foreign security's value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio's net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios' investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when each Portfolio's assets are valued. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor.

Various inputs are used in determining the value of each Portfolio's investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 -	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 -	Significant unobservable prices or inputs (including the Portfolio's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

53 | June 30, 2023

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2023 (Unaudited)

The following is a summary of the inputs used to value each Portfolio's investments as of June 30, 2023:

Morningstar Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$28,483,534	$–	$–	$28,483,534
Short-Term Investments	1,628,393	–	–	1,628,393
Total	$30,111,927	$–	$–	$30,111,927

Morningstar Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$51,419,255	$–	$–	$51,419,255
Short-Term Investments	2,713,602	–	–	2,713,602
Total	$54,132,857	$–	$–	$54,132,857

Morningstar Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$148,376,540	$–	$–	$148,376,540
Short-Term Investments	5,484,218	–	–	5,484,218
Total	$153,860,758	$–	$–	$153,860,758

Morningstar Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$225,454,590	$–	$–	$225,454,590
Short-Term Investments	7,318,947	–	–	7,318,947
Total	$232,773,537	$–	$–	$232,773,537

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$155,507,081	$–	$–	$155,507,081
Short-Term Investments	3,103,416	–	–	3,103,416
Total	$158,610,497	$–	$–	$158,610,497

ALPS | Alerian Energy Infrastructure Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$29,368,128	$–	$–	$29,368,128
Exchange Traded Fund	258,932	–	–	258,932
U.S. Energy Infrastructure Companies	33,356,446	–	–	33,356,446
U.S. Energy Infrastructure MLPs	28,941,719	–	–	28,941,719
U.S. General Partners	17,344,103	–	–	17,344,103
Total	$109,269,328	$–	$–	$109,269,328

54 | June 30, 2023

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2023 (Unaudited)

ALPS Global Opportunity Portfolio

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$2,396,235	$3,187,498	$–	$5,583,733
Common Stocks	11,248,401	5,143,704	–	16,392,105
Preferred Stock	460,258	–	–	460,258
Short-Term Investments	563,222	–	–	563,222
Total	$14,668,116	$8,331,202	$–	$22,999,318

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Forward foreign currency contracts	$–	$(8,141)	$–	$(8,141)
TOTAL	$–	$(8,141)	$–	$(8,141)

*	See Schedule of Investments for industry classifications.

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value and there were no transfers into or out of Level 3 during the six months ended June 30, 2023.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the six months ended June 30, 2023, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio's tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio's Distribution Plan under Rule 12b-1 of the 1940 Act ("12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a "Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio's investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership's operations and management.

55 | June 30, 2023

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2023 (Unaudited)

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser's or Sub-Adviser's control, including fluctuation in interest rates, the quality of a Portfolio's investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio's portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer's financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Concentration Risk: The performance of the Portfolios may be directly affected by the performance of the underlying investments in other investment companies. As of June 30, 2023, the Morningstar Conservative ETF Asset Allocation Portfolio held more than 25% of its assets in the Vanguard® Total Bond Market Index Fund ETF. The financial statements of the Vanguard® Total Bond Market Index Fund ETF, including the portfolio of investments, are included in the Vanguard® Total Bond Market Index Fund ETF's NCSR filing dated March 1, 2023, available at www.sec.gov or can be found at www.investor.vanguard.com and should be read in conjunction with the Portfolio's financial statements.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Portfolio. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Statements of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments insecurities at fiscal period end, resulting from changes in exchange rates.

Forward Foreign Currency Contracts: The ALPS Global Opportunity Portfolio engaged in currency transactions with counterparties during the six months ended June 30, 2023 to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

56 | June 30, 2023

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2023 (Unaudited)

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The table below is a summary of the fair valuations of derivative instruments categorized by risk exposure.

Fair values of forward foreign currency contracts on the Statement of Assets and Liabilities and the Statement of Operations as of June 30, 2023:

Risk Exposure	Location	Fair Value	Location	Fair Value
ALPS Global Opportunity Portfolio
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$8,141
Total		$—		$8,141

Risk Exposure	Location	Realized Gain/(Loss) on Derivatives	Location	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
ALPS Global Opportunity Portfolio
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Net realized loss on forward foreign currency contracts	$(41,140)	Change in unrealized appreciation/(depreciation) on forward foreign currency contracts	$(5,118)
Total		$(41,140)		$(5,118)

The forward foreign currency contracts average volume for the ALPS Global Opportunity Portfolio during the year ended June 30, 2023 was $801,593.

3. FEDERAL TAXES AND TAX BASIS INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to each Portfolio's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2023.

The tax character of the distributions paid during the year ended December 31, 2022 was as follows:

2022	Ordinary Income	Long-Term Capital Gains	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$676,815	$997,268	$1,674,083
Morningstar Income and Growth ETF Asset Allocation
Portfolio	1,399,350	2,112,751	3,512,101
Morningstar Balanced ETF Asset Allocation Portfolio	3,104,241	7,028,183	10,132,424
Morningstar Growth ETF Asset Allocation Portfolio	4,876,396	8,208,202	13,084,598
Morningstar Aggressive Growth ETF Asset Allocation
Portfolio	3,226,154	4,456,278	7,682,432
ALPS | Alerian Energy Infrastructure Portfolio	5,222,497	–	5,222,497
ALPS Global Opportunity Portfolio	3,575,770	1,940,199	5,515,969

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2022, the following amounts are available as carry forwards to the next tax year:

Portfolio	Short-Term	Long-Term
ALPS Global Opportunity Portfolio	$629,979	$85,157

Capital losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carryovers as described above. The Portfolios are not electing to defer such losses.

57 | June 30, 2023

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2023 (Unaudited)

As of June 30, 2023, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Unrealized Appreciation/ (Depreciation)
Morningstar Conservative ETF Asset Allocation Portfolio	$32,126,718	$–	$(2,014,791)	$(2,014,791)
Morningstar Income and Growth ETF Asset Allocation Portfolio	53,337,477	3,714,455	(2,919,075)	795,380
Morningstar Balanced ETF Asset Allocation Portfolio	142,547,435	17,936,764	(6,623,441)	11,313,323
Morningstar Growth ETF Asset Allocation Portfolio	203,728,624	35,642,473	(6,597,560)	29,044,913
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	136,129,122	24,920,557	(2,439,182)	22,481,375
ALPS | Alerian Energy Infrastructure Portfolio	107,451,613	7,279,277	(5,461,562)	1,817,715
ALPS Global Opportunity Portfolio	19,420,250	4,283,519	(704,451)	3,579,068

The difference between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and adjustments from partnership basis. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of June 30, 2023.

4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, during the six months ended June 30, 2023, were as follows for each Portfolio:

Portfolio	Purchases	Sales
Morningstar Conservative ETF Asset Allocation Portfolio	$4,036,047	$7,879,581
Morningstar Income and Growth ETF Asset Allocation Portfolio	7,932,719	12,048,113
Morningstar Balanced ETF Asset Allocation Portfolio	21,725,303	31,401,593
Morningstar Growth ETF Asset Allocation Portfolio	26,183,690	38,789,313
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	21,306,596	22,260,493
ALPS | Alerian Energy Infrastructure Portfolio	14,077,316	25,626,198
ALPS Global Opportunity Portfolio	3,012,244	5,179,870

5. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ALPS Advisors, Inc. acts as the Portfolios' investment adviser. The Adviser is an indirect wholly owned subsidiary of DST Systems, Inc. ("DST"). DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. ("SS&C"), a publicly traded company listed on the NASDAQ Global Select Market. The Adviser is responsible for the overall management of each Portfolio's business affairs. The Adviser invests the assets of each Portfolio, either directly or through the use of one or more sub-advisers, according to each Portfolio's investment objective, policies, and restrictions. The Adviser has delegated daily management of the Portfolios listed below to the corresponding Sub-Adviser set forth in the table below. Each Sub-Adviser is engaged to manage the investments of each respective Portfolio in accordance with such Portfolio's investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board. The Sub-Advisers are responsible, subject to the supervision and control of the Adviser and the Board, for the purchase, retention and sale of investments in the portion of each Portfolio's investment portfolio under its management.

Portfolio	Sub-Adviser
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC

58 | June 30, 2023

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2023 (Unaudited)

Pursuant to the Investment Advisory Agreements (the “Advisory Agreements”), each Portfolio pays the Adviser an annual management fee based on the Portfolio's average daily net assets. The management fee is paid on a monthly basis. The following table reflects each Portfolio's annual contractual management fee rate.

Portfolio	Management Fee
Morningstar Conservative ETF Asset Allocation Portfolio	0.45%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Balanced ETF Asset Allocation Portfolio	0.45%
Morningstar Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.45%
ALPS | Alerian Energy Infrastructure Portfolio	0.70%
ALPS Global Opportunity Portfolio	0.90%

Pursuant to the Investment Sub-Advisory Agreements, the Adviser pays each Sub-Adviser an annual sub-advisory management fee which is based on a Portfolio's average daily net assets. The Adviser pays the sub-advisory management fee out of the management fee paid to the Adviser pursuant to the Advisory Agreement. The following table reflects the contractual sub-advisory fees annual rates.

Portfolio	Average Daily Net Assets	Sub-Advisory Fee
Morningstar Conservative ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Income and Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Balanced ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%

6. OTHER AGREEMENTS

Distribution Agreement and Rule 12b-1 Plans: ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I, Class II and Class III Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. As of June 30, 2023, there were no payments from Class I due to the Plan. The Class II and Class III Distribution Plans permit the use of each Portfolio's assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

Portfolio	Class II	Portfolio	Class III
Morningstar Conservative ETF Asset Allocation Portfolio	0.25%	ALPS | Alerian Energy Infrastructure Portfolio	0.25%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.25%	ALPS Global Opportunity Portfolio	0.25%
Morningstar Balanced ETF Asset Allocation Portfolio	0.25%
Morningstar Growth ETF Asset Allocation Portfolio	0.25%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.25%

Shareholder Servicing Fees: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio have each adopted a shareholder services plan with respect to each Portfolio's Class I and III shares. Under the Services Plan, each Portfolio is authorized to pay insurance companies, banks and their affiliates and other institutions, including broker-dealers and Trust affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of the Class I shares and 0.25% of the average daily net asset value of the Class III shares of each Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during a Portfolio's fiscal year for such service activities, attributed to that fiscal year, shall be reimbursed to the Portfolio as soon as practicable.

Expense Limitation Agreements: Under the terms of the Expense Limitation Agreements between the Adviser and/or the Sub-Advisers, as applicable for the benefit of the Portfolios, the Adviser and/or Sub-Advisers have contractually agreed to waive certain fees they are entitled to receive from, or reimburse certain expenses to be paid by, the Portfolios. Specifically, the Adviser and certain Sub-Advisers agree to reimburse Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees (excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) that the Adviser and/or Sub-Advisers are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not to exceed the per share annual rates set forth in the table below. All parties also agree that the waivers shall continue at least through the end of the period stated below.

59 | June 30, 2023

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2023 (Unaudited)

Portfolio	Class I	Class II	Class III	Expires
Morningstar Conservative ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2024
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2024
Morningstar Balanced ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2024
Morningstar Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2024
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2024
ALPS | Alerian Energy Infrastructure Portfolio	0.80%	N/A	0.80%	4/29/2024
ALPS Global Opportunity Portfolio	0.95%	N/A	0.95%	4/29/2024

The Adviser and Sub-Advisers of the Portfolios may be permitted to recover expenses they have waived or reimbursed, on a class-by-class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The Portfolios will not be obligated to pay any deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Expense Limitation Agreements permit the Adviser and/or the Sub-Adviser to recapture only if any such recapture payments do not cause the Portfolio's expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture.

At June 30, 2023, the available recoupable balances are as follows:

Portfolio	Expires 2023	Expires 2024	Expires 2025	Expires 2026	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$21,739	$44,882	$24,882	$15,818	$107,321
Morningstar Income and Growth ETF Asset Allocation	14,374	21,180	20,639	13,714	69,907
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	7,730	10,420	2,460	462	21,072
ALPS I Alerian Infrastructure Portfolio	13,753	27,572	24,800	14,599	80,724
ALPS Global Opportunity Portfolio	36,205	71,943	45,004	26,760	179,912

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, serves as administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust. As such, AFS provides all necessary bookkeeping, shareholder recordkeeping services and pricing services to each Portfolio. Under the Administration Agreement, AFS provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. AFS receives an annual fee paid on a monthly basis.

Transfer Agency and Service Agreement: AFS also serves as transfer agent to each Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; and (2) transmitting shareholder reports and prospectuses to current shareholders. AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

7. TRUSTEES FEES

As of June 30, 2023, there were five Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Each Independent Trustee receives an annual retainer of $30,000, a per meeting fee of $5,000, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. To the extent that there is a standalone Audit Committee meeting held not in connection with a Board meeting, each member of the Audit Committee shall receive a per meeting fee of $3,500 and reimbursement for all reasonable out-of-pocket expenses relating to attendance at such meeting. The Chairman of the Board and Audit Committee Chairman receives an additional annual retainer of $15,000 and $5,000, respectively. Effective May 1, 2023 the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $3,000. Trustees' fees and expenses accrued by the Portfolios for the six months ended June 30, 2023, are reported on the Statements of Operations.

60 | June 30, 2023

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2023 (Unaudited)

8. RELATED PARTY TRANSACTIONS

Certain Portfolios engaged in cross trades between each other during the six months ended June 30, 2023, pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board of Trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a-7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Trust's procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Portfolio.

Transactions related to cross trades during the six months ended June 30, 2023 were as follows:

Portfolio	Purchase cost paid to Portfolios	Sale proceeds received from Portfolios	Realized gain/(loss) on sales to Portfolios
Morningstar Conservative ETF Asset Allocation Portfolio	$(286,523)	$265,443	$(9,581)
Morningstar Income and Growth ETF Asset Allocation Portfolio	(3,421)	3,567	2
Morningstar Balanced ETF Asset Allocation Portfolio	(33,162)	4,435	2
Morningstar Growth ETF Asset Allocation Portfolio	(58,040)	278,521	149
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	(170,820)	–	–

9. SUBSEQUENT EVENT

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

61 | June 30, 2023

ALPS Variable Investment Trust
Additional Information	June 30, 2023 (Unaudited)

PROXY VOTING

Portfolio policies and procedures used in determining how to vote proxies relating to Portfolio securities and a summary of proxies voted by the Portfolios for the 12 months ended June 30, are available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll-free) (866) 432-2926 or by accessing the Securities and Exchange Commission's (“Commission”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios are required to disclose, after their first and third fiscal quarters, the complete schedule of each Portfolio's holdings with the SEC as an exhibit to its report on Form N-PORT. Form N-PORT reports will be available on the Commission's website at www.sec.gov. The Portfolios' Form N-PORT reports will be available without charge, upon request, by calling (toll-free) 1-866-432-2926 or by writing to ALPS Variable Investment Trust at 1290 Broadway, Suite 1000, Denver, Colorado 80203.

LICENSING AGREEMENT

Alerian

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to the Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”), to allow the Adviser's use of the Alerian Midstream Energy Select Index (the “Index”). The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for the Alerian Portfolio. “Alerian” and “Alerian Midstream Energy Select Index” are service marks or trademarks of Alerian. Alerian acts as brand licensor for the Index. Alerian is not responsible for the descriptions of the Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

The Alerian Portfolio is not is issued, sponsored, endorsed, sold or promoted by the Licensor or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Alerian Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Alerian Portfolio particularly or the ability of the Index to track general market performance. Licensor's only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Alerian Portfolio. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Alerian Portfolio to be issued or in the determination or calculation of the equation by which the Alerian Portfolio is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of the Alerian Portfolio. The Index is a trademark of Alerian and its general use is granted under a license for Alerian.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ALERIAN PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Alerian Portfolio, owners of the Shares of the Alerian Portfolio or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

Morningstar

The Portfolios are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”), with the exception of Morningstar Investment Management LLC, a subsidiary of Morningstar, Inc., who is the investment sub-adviser to the Portfolios and may undertake joint marketing activities with ALPS Portfolio Solutions Distributor, Inc. By providing data about the Morningstar

62 | June 30, 2023

ALPS Variable Investment Trust
Additional Information	June 30, 2023 (Unaudited)

Index Data to the Portfolios, the Morningstar Entities make no representation or warranty, express or implied, to the owners of the Portfolios or any member of the public regarding the advisability of investing in mutual funds generally or in the Portfolios in particular or the ability of the Morningstar Index Data to track general mutual fund market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEX DATA OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

63 | June 30, 2023

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2023 (Unaudited)

At a meeting on June 7, 2023, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement with ALPS Advisors, Inc. (“AAI”) and the Investment Sub-Advisory Agreement with Morningstar Investment Management LLC (“Morningstar” or the “Sub-Adviser”) for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each Morningstar Portfolio.

MORNINGSTAR PORTFOLIOS

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement with AAI with respect to each Portfolio and the sub-advisory agreement with respect to the applicable Portfolio (the “Advisory Agreements”), legal counsel to the Independent Trustees requested certain information from AAI and Morningstar. In response to these requests, the Trustees received reports from AAI and Morningstar that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel a memorandum regarding the Board's responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of AAI and Morningstar and discussed the services the firms provided pursuant to the agreements, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the agreements.

In approving AAI as the Portfolios' investment adviser and Morningstar as the Morningstar Portfolios' sub-adviser, and the fees to be charged under the Advisory Agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreements. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with Morningstar, the Trustees, including the Independent Trustees, considered the following factors with respect to the Morningstar Portfolios:

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI, including investment sub-adviser selection, evaluation, and monitoring and trade execution and the portfolio management services provided by Morningstar, in light of the investment objective of each Morningstar Portfolio. The Board also considered the portfolio team's demonstrated consistency in investment approach for the Morningstar Portfolios, and took note of the degree of portfolio overlap across the various Morningstar Portfolios. The Board reviewed the background and experience of (i) the current AAI personnel responsible for evaluating and monitoring each Morningstar Portfolio and (ii) the Portfolio manager personnel of Morningstar responsible for managing the investments of each Morningstar Portfolio. The Board also considered the compliance structure of AAI and Morningstar. Finally, the Board considered the Board's and the Trust's association with the current advisory oversight personnel employed by AAI, the relationships those AAI personnel maintain with Morningstar, and the ability of those personnel to evaluate the services provided by Morningstar.

The Board concluded that the nature, extent, and quality of the services provided by AAI and Morningstar to the Morningstar Portfolios were appropriate and consistent with the terms of the respective agreements and that each Morningstar Portfolio and its shareholders were likely to benefit from the services provided under the agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by Morningstar had been consistent and that AAI and Morningstar have sufficient personnel, with the appropriate education and experience, to serve each Morningstar Portfolio effectively.

Investment Performance

The Board reviewed the performance of each Morningstar Portfolio as of February 28, 2023, over the three-month, one-year, three-year, five-year, ten-year, and since inception periods. The Board considered information from an independent research provider (the “Data Provider”) regarding the performance of each Morningstar Portfolio relative to its performance peer group and universe. The Board also received and considered the quarterly commentaries from AAI and Morningstar regarding the performance of each Morningstar Portfolio.

64 | June 30, 2023

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2023 (Unaudited)

The Board noted that as of February 28, 2023:

(i) each class of the Morningstar Conservative Portfolio underperformed relative to its peer group and universe medians over periods reviewed, except for the one-year period where each class outperformed the peer group median;

(ii) with respect to the Morningstar Income and Growth Portfolio, each class of the Portfolio outperformed relative to its peer group median over the one year period; Class I was equal to its peer group median over the three-year and since inception periods; Class II of the Portfolio outperformed the peer group median over the three-year and five-year periods; and each class of the Portfolio underperformed relative to its peer group median during each other period.

(iii) with respect to the Morningstar Balanced Portfolio, each class of the Portfolio outperformed its peer group median over the one-year, three-year, and five-year periods; Class I outperformed the peer group median over the ten-year and since inception periods and had performance equal to its peer group median over the three-month period; and each class of the Portfolio underperformed relative to its peer group median during each other period.

(iv) for the Morningstar Growth Portfolio, each Class outperformed relative to its peer group and universe median over the one-year, three-year, five-year, and ten-year periods; Class II had performance equal to the peer group median for the period since its inception; each class underperformed its peer group median for the three-month period and Class I underperformed its peer group median for the period since its inception.

(v) with respect to the Morningstar Aggressive Portfolio, each class of the Portfolio outperformed relative to its peer group and universe median over the one-year, three-year, five-year, and ten-year periods; Class II had performance equal to the peer group median for the period since its inception; each class underperformed its peer group median for the three-month period and Class I underperformed its peer group median for the period since its inception.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by each Morningstar Portfolio to AAI and the fees paid by AAI to Morningstar. The Board took note of the fact that Morningstar is paid by AAI and not directly by each Morningstar Portfolio. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Morningstar Portfolios, after taking into account agreements to waive fees and/or reimburse expenses and (ii) Morningstar's stated fee schedule and fee range for its sub-advisory clients. In connection therewith, the Board noted Morningstar's statements regarding the range of services that are provided in its capacity as sub-adviser to the Morningstar Portfolios.

The Board noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI's other clients employing comparable strategies, as applicable, were not indicative of any unreasonableness with respect to the advisory fees payable by the Morningstar Portfolios.

The Board noted that each Morningstar Portfolio's contractual advisory fees were higher than but within an acceptable range when compared with the median of the contractual advisory fees charged to similar open-end funds in the peer group and wider expense universe, taking into account management and non-management fees and the limitations of the peer universe for certain Morningstar Portfolios. With respect to the Morningstar Portfolios' total net expense ratios, the Board noted that the Data Provider report included comparisons of the Morningstar Portfolios' total next expense ratios both with acquired fund fees and expenses ("AFFE") and excluding AFFE. The Board noted that when AFFE is excluded each Morningstar Portfolio's total net expense ratio was higher than the peer group and universe medians, but that when AFFE is included, the Morningstar Portfolios' rankings are generally more favorable. The Board concluded that both the (i) contractual advisory fees payable by each Morningstar Portfolio to AAI and the fees payable by AAI to Morningstar; and (ii) total net expenses borne by each Morningstar Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds.

Profitability and Costs of Services to Investment Advisers

The Board reviewed the profitability analyses provided by both AAI and Morningstar. The Board considered the profitability to AAI of its overall relationship with the Morningstar Portfolios, which included fees payable to AAI for investment advisory services. The Board concluded that the profits attributable to the services provided by AAI to each Morningstar Portfolio were not excessive.

The Board also considered the profitability of Morningstar's overall relationship with the Morningstar Portfolios, which included fees payable to Morningstar by AAI for advisory services. In light of the foregoing, the Board concluded that the profits attributable to the services provided by Morningstar to each Morningstar Portfolio were not excessive.

65 | June 30, 2023

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2023 (Unaudited)

Economies of Scale

The Board reviewed certain information provided by AAI and Morningstar, as well as the asset size of each Morningstar Portfolio, and concluded that, to the extent additional economies of scale could be realized as the assets of each Morningstar Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered AAI's and Morningstar's statements regarding potential "fall-out" benefits (including the receipt of research products and services from unaffiliated brokers) that AAI and Morningstar might receive in connection with their association with the Morningstar Portfolios. The Board concluded that there were no material incidental benefits accruing to AAI or Morningstar in connection with their relationship with the Morningstar Portfolios.

Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI's compensation for investment advisory services and Morningstar's compensation for investment sub-advisory services are consistent with the best interests of each Morningstar Portfolio and its shareholders.

ALERIAN PORTFOLIO

At a meeting on June 7, 2023, the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuation of the Investment Advisory Agreement with ALPS Advisors, Inc. ("AAI") for the maximum period permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), with respect to the Alerian Portfolio.

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement with AAI with respect to the Portfolio (the "Advisory Agreement"), legal counsel to the Independent Trustees requested certain information from AAI. In response to these requests, the Trustees received reports from AAI that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel a memorandum regarding the Board's responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of AAI and discussed the services the firm provided pursuant to the Advisory Agreement, as well as the information provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to renew and approve the Advisory Agreement.

In approving AAI as the Portfolios' investment adviser, and the fees to be charged under the Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the Investment Advisory Agreement with AAI, the Trustees, including the Independent Trustees, considered the following factors with respect to the Alerian Portfolio:

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI in light of the investment objective of the Alerian Portfolio. The Board reviewed the research and decision-making processes utilized by AAI, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Alerian Portfolio. The Board reviewed the background and experience of the current AAI personnel responsible for the management of the Alerian Portfolio. The Board also considered the compliance structure of AAI. Finally, the Trustees considered the Board's and the Trust's association with the current advisory personnel employed by AAI and the relationships those AAI personnel maintain with the index provider to the Alerian Portfolio.

The Board concluded that the nature, extent, and quality of the services provided by AAI to the Alerian Portfolio were appropriate and consistent with the terms of the Investment Advisory Agreement and that the Alerian Portfolio and its shareholders were likely to benefit from services provided under the agreement. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by AAI had been consistent, and that AAI would have sufficient personnel, with the appropriate education and experience, to serve the Alerian Portfolio effectively.

66 | June 30, 2023

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2023 (Unaudited)

Investment Performance

The Board reviewed the performance of the Alerian Portfolio for the three-month, one-year, three-year, five-year, and since inception periods ended February 28, 2023. The Board considered information from an independent research provider regarding the performance of the Alerian Portfolio relative to its performance peer group. The Board also received and considered the quarterly commentaries from AAI regarding the performance characteristics of the Alerian Portfolio.

The Board noted that the performance of the Alerian Portfolio, for both share classes, outperformed its peer group and universe medians for the five-year and since inception periods ended February 28, 2022, and that each class of the Portfolio underperformed relative to its peer group median during each other period.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Alerian Portfolio to AAI under the Investment Advisory Agreement. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Alerian Portfolio, after taking into account agreements to waive fees and/or reimburse expenses, (ii) the fees charged by AAI to other comparable client accounts, and (iii) the asset size of the Alerian Portfolio relative to its peers. Further, the Board also considered the differences in the level of services provided by AAI to the Alerian Portfolio and to other comparable accounts. In connection with the foregoing, the Board noted, for example, AAI's statements regarding differences in operational structures of mutual funds with similar strategies.

The Board also noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI's other clients employing comparable strategies were not indicative of any unreasonableness with respect to the advisory fees payable by the Alerian Portfolio.

The Board noted that, for both classes, the Alerian Portfolio's contractual advisory fee and total net expense ratios were lower than the peer group median. The Board concluded that both the (i) contractual advisory fees payable by the Alerian Portfolio to AAI and (ii) total net expenses borne by the Alerian Portfolio were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the fees AAI charges to other clients.

Profitability and Costs of Services to Investment Adviser

The Board reviewed the profitability analysis provided by AAI. The Board considered whether the provision of services by AAI to the Alerian Portfolio was profitable to AAI. In light of the foregoing, the Board concluded that the profits (if any) attributable to the services provided by AAI to the Alerian Portfolio were not excessive.

Economies of Scale

The Board reviewed certain information provided by AAI and the asset size of the Alerian Portfolio, and concluded that, to the extent any economies of scale could be realized as the assets of the Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI might receive in connection with its association with the Alerian Portfolio. The Board concluded that there were no material incidental benefits accruing to AAI in connection with its relationship with the Alerian Portfolio.

Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI's compensation for investment advisory services is consistent with the best interests of the Alerian Portfolio and its shareholders.

GLOBAL OPPORTUNITY PORTFOLIO

At a meeting on June 7, 2023, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement with ALPS Advisors, Inc. (“AAI”) for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to the Global Opportunity Portfolio.

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement with AAI with respect to the Portfolio (the “Advisory Agreement”), legal counsel to the Independent Trustees requested certain information from AAI. In response to these requests, the Trustees received reports from AAI that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel a memorandum regarding the Board's responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of AAI and discussed the services the firm provided pursuant to the Advisory Agreement, as well as the information provided.

67 | June 30, 2023

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2023 (Unaudited)

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to renew and approve the Advisory Agreement.

In approving AAI as the Portfolios' investment adviser, and the fees to be charged under the Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the Investment Advisory Agreement with AAI, the Trustees, including the Independent Trustees, considered the following factors with respect to the Global Opportunity Portfolio:

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI, in light of the investment objective of the Global Opportunity Portfolio. The Board reviewed the research and decision-making processes utilized by AAI, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Global Opportunity Portfolio. The Board reviewed: (i) the background and experience of the current AAI personnel responsible for the evaluation and monitoring for the Global Opportunity Portfolio; and (ii) the portfolio management personnel of AAI responsible for managing the investments of the Global Opportunity Portfolio. The Board also considered the compliance structures of AAI.

The Board concluded that the nature, extent, and quality of the services provided by AAI to the Global Opportunity Portfolio were appropriate and consistent with the terms of the Investment Advisory Agreement, and that the Global Opportunity Portfolio and its shareholders were likely to benefit from services provided under those agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by AAI had been consistent and that the investment adviser would have sufficient personnel, with the appropriate education and experience, to serve the Global Opportunity Portfolio effectively.

Investment Performance

The Board reviewed the performance of the Global Opportunity Portfolio for the three-month, one-year, three-year, five-year, and since inception periods ended February 28, 2023. The Board considered information from an independent research provider regarding the performance of the Global Opportunity Portfolio relative to its performance peer group. The Board considered the limitations on the comparability of performance information for certain related funds and accounts. The Board also received and considered the quarterly commentaries from AAI regarding the performance characteristics of the Global Opportunity Portfolio.

The Board noted that, as of February 28, 2023, each class of the Portfolio outperformed its peer group median over the five-year and since inception periods and underperformed the peer group median for the three-month, one-year, and three-year periods.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Global Opportunity Portfolio to AAI under the agreement. In its review, the Board considered information about, among other things, (i) the rate of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Global Opportunity Portfolio, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by AAI to other comparable client accounts.

The Board noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI's other clients employing comparable strategies, as applicable, were not indicative of any unreasonableness with respect to the advisory fees payable by the Global Opportunity Portfolio.

The Board noted that, as of February 28, 2023, the Global Opportunity Portfolio's contractual advisory fee and total net expense ratio for Class I was higher than the peer group medians, and with respect to Class I, the contractual advisory fee was higher than the peer group median and the total net expense ratio was lower than the peer group median. The Board concluded that both the (i) contractual advisory fee payable by the Global Opportunity Portfolio to AAI, and (ii) the Portfolio's total net expense ratios, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the fees AAI charges to other clients.

68 | June 30, 2023

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2023 (Unaudited)

Profitability and Costs of Services to Investment Adviser

The Board reviewed the profitability analysis prepared by AAI, and as part of its consideration of profitability, took note of the fact that Red Rocks, the prior subadvisor of the Global Opportunity Portfolio was integrated into AAI in January 2023. The Board considered whether the provision of services by AAI to the Global Opportunity Portfolio was profitable to AAI. The Board concluded that the profits, if any, attributable to the services provided by AAI to the Global Opportunity Portfolio were not excessive, and that in light of the foregoing, the Board concluded that the profits, if any, attributable to the services provided by AAI to the Global Opportunity Portfolio were not excessive.

Economies of Scale

The Board reviewed certain information provided by AAI, and bearing in mind the asset size of the Global Opportunity Portfolio, concluded that, to the extent any economies of scale could be realized as the assets of the Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers) that AAI might receive in connection with its association with the Global Opportunity Portfolio. The Board concluded that there were no material incidental benefits accruing to AAI in connection with their relationship with the Global Opportunity Portfolio.

Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI's compensation for investment advisory services are consistent with the best interests of the Global Opportunity Portfolio and its shareholders.

69 | June 30, 2023

ALPS Variable Investment Trust
Liquidity Risk Management Program	June 30, 2023 (Unaudited)

The Trust has adopted and implemented a liquidity risk management program (the “Program”), as consistent with Rule 22e-4 to govern the Trust's approach to managing liquidity risk for each Portfolio. The Program is overseen by the Liquidity Committee (the “Committee”), which is comprised of representatives of the Trust's investment adviser, ALPS Advisors, Inc. The Board has approved the designation of the Committee to oversee the Program.

The Program's principal objectives include supporting each Portfolio's compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio's liquidity and the periodic classification and re-classification of the Portfolio's investments into groupings that reflect the Committee's assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 1, 2023, the Committee provided a report (the “Report”) to the Board addressing the operation, adequacy, and effectiveness the Program, including any material changesto the Program for the period January 1, 2022 through December 31, 2022 (“Reporting Period”). The Report concluded that the Trust's Program was reasonably designed to assess and manage each Portfolio's liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the Program during the Reporting Period. The Report further concluded that the Trust's investment strategies continue to be appropriate given the Trust's status as an open-end fund.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in the Trust, including liquidity risks presented by the Trust's investment portfolio, is found in the Trust's Prospectus and Statement of Additional Information.

70 | June 30, 2023

Intentionally Left Blank

The Management Commentaries included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable to Registrant.

(a)(4)	Not applicable to Registrant.

(b)	The certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Kathryn Burns
Kathryn Burns (Principal Executive Officer)
President

Date:	August 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kathryn Burns
Kathryn Burns (Principal Executive Officer)
President

Date:	August 30, 2023

By:	/s/ Erich Rettinger
Erich Rettinger (Principal Financial Officer)
Treasurer

Date:	August 30, 2023